Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
1 / June 2023
Issues
Maturity
Date
Principal
Amount Value
BONDS – 115.05%
ASSET-BACKED SECURITIES — 13.12%**
321 Henderson Receivables VI LLC,
Series 2010-1A, Class B
9.31% 07/15/61
1
$ 165,653 $ 168,767
AIG CLO Ltd.,
Series 2018-1A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.70%)
6.95% 04/20/32
1,2,3
15,800,000 15,543,882
Allegro CLO XII Ltd.,
Series 2020-1A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.70%)
6.96% 01/21/32
1,2,3
5,270,000 5,181,991
AMSR Trust,
Series 2020-SFR1, Class G
4.31% 04/17/37
1
10,503,000 9,786,309
AMSR Trust,
Series 2020-SFR3, Class H
6.50% 09/17/37
1
6,000,000 5,699,614
AMSR Trust,
Series 2022-SFR3, Class E1
4.00% 10/17/39
1
10,000,000 8,764,416
Bayview Commercial Asset Trust,
Series 2005-1A, Class A1
(LIBOR USD 1-Month plus 0.45%)
5.60% 04/25/35
1,2
438,009 413,609
Blackrock Rainier CLO VI Ltd.,
Series 2021-6A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.70%)
6.95% 04/20/33
1,2,3
10,000,000 9,853,800
BlueMountain Fuji U.S. CLO I Ltd.,
Series 2017-1A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.50%)
6.75% 07/20/29
1,2,3
5,500,000 5,366,240
Carvana Auto Receivables Trust,
Series 2021-N3, Class R
0.00% 06/12/28
1
19,250 3,820,981
Carvana Auto Receivables Trust,
Series 2021-N4, Class R
0.00% 09/12/28
1
19,100 3,384,308
Carvana Auto Receivables Trust,
Series 2021-P4, Class R
0.00% 09/11/28
1
14,200 5,173,104
Carvana Auto Receivables Trust,
Series 2022-N1, Class R
0.00% 12/11/28
1
71,000 12,116,583
Carvana Auto Receivables Trust,
Series 2022-P2, Class R
1.00% 05/10/29
1
54,850 11,123,669
Cedar Funding XII CLO Ltd.,
Series 2020-12A, Class A1R
(Cayman Islands)
(LIBOR USD 3-Month plus 1.13%)
6.39% 10/25/34
1,2,3
1,000,000 981,956
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
CF Hippolyta Issuer, LLC,
Series 2020-1, Class B1
2.28% 07/15/60
1
$ 7,195,616 $ 6,436,368
CIT Education Loan Trust,
Series 2007-1, Class B
(SOFR90A plus 0.56%)
5.54% 06/25/42
1,2
2,194,273 1,938,866
CoreVest American Finance Trust,
Series 2019-1, Class XA (IO)
2.46% 03/15/52
1,4
2,275,990 49,433
CoreVest American Finance Trust,
Series 2019-3, Class XA (IO)
2.20% 10/15/52
1,4
4,386,532 149,233
CoreVest American Finance Trust,
Series 2020-1, Class A2
2.30% 03/15/50
1
5,197,000 4,560,669
CoreVest American Finance Trust,
Series 2020-4, Class XA (IO)
3.98% 12/15/52
1,4
21,084,697 1,580,391
CoreVest American Finance Trust,
Series 2020-4, Class XB (IO)
2.94% 12/15/52
1,4
12,500,000 1,035,522
CoreVest American Finance Trust,
Series 2021-3, Class XA (IO)
2.53% 10/15/54
1,4
68,307,789 4,373,850
DataBank Issuer,
Series 2021-1A, Class A2
2.06% 02/27/51
1
6,047,860 5,303,508
Edsouth Indenture No. 3 LLC,
Series 2012-2, Class A
(LIBOR USD 1-Month plus 0.73%)
5.88% 04/25/39
1,2
38,991 38,638
Educational Funding of the South, Inc.,
Series 2012-1, Class A
(LIBOR USD 1-Month plus 1.05%)
6.20% 03/25/36
2
24,277 24,255
EFS Volunteer No. 2 LLC,
Series 2012-1, Class A2
(LIBOR USD 1-Month plus 1.35%)
6.50% 03/25/36
1,2
1,099,299 1,100,004
Exeter Automobile Receivables Trust,
Series 2023-3A, Class D
6.68% 04/16/29 6,120,000 6,103,873
Flexential Issuer,
Series 2021-1A, Class C
6.93% 11/27/51
1
9,755,000 8,323,451
FRTKL,
Series 2021-SFR1, Class G
4.11% 09/17/38
1
9,435,000 7,995,226
GBX Leasing,
Series 2022-1, Class A
2.87% 02/20/52
1
9,539,990 8,108,280
Global SC Finance II SRL,
Series 2014-1A, Class A2
(Barbados)
3.09% 07/17/29
1,3
274,828 267,205

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 2
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Goal Capital Funding Trust,
Series 2006-1, Class B
(LIBOR USD 3-Month plus 0.45%)
5.85% 08/25/42
2
$ 234,090 $ 208,804
GoldenTree Loan Management U.S. CLO 1 Ltd.,
Series 2021-9A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.50%)
6.75% 01/20/33
1,2,3
3,905,000 3,807,149
Golub Capital Partners CLO 54M L.P,
Series 2021-54A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.53%)
6.86% 08/05/33
1,2,3
9,600,000 9,370,360
J.G. Wentworth XXXVII LLC,
Series 2016-1A, Class A
3.41% 06/15/67
1
4,935,308 4,231,415
J.G. Wentworth XXXVIII LLC,
Series 2017-1A, Class A
3.99% 08/16/60
1
2,923,865 2,562,146
LCM XXI LP,
Series 21A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.88%)
6.13% 04/20/28
1,2,3
241,630 241,548
Magnetite XXI Ltd.,
Series 2019-21A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.35%)
6.60% 04/20/34
1,2,3
8,000,000 7,748,800
Nelnet Student Loan Trust,
Series 2006-2, Class B
(LIBOR USD 3-Month plus 0.20%)
5.46% 01/25/38
2
2,083,625 1,793,051
Nelnet Student Loan Trust,
Series 2012-5A, Class A
(LIBOR USD 1-Month plus 0.60%)
5.75% 10/27/36
1,2
54,036 52,814
Nelnet Student Loan Trust,
Series 2014-4A, Class A2
(LIBOR USD 1-Month plus 0.95%)
6.10% 11/25/48
1,2
1,792,823 1,785,652
Nelnet Student Loan Trust,
Series 2015-1A, Class A
(LIBOR USD 1-Month plus 0.59%)
5.74% 04/25/46
1,2
1,160,031 1,130,314
Nelnet Student Loan Trust,
Series 2015-3A, Class A3
(LIBOR USD 1-Month plus 0.90%)
6.05% 06/25/54
1,2
11,000,000 10,612,185
Octagon Investment Partners 46 Ltd.,
Series 2020-2A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.16%)
6.42% 07/15/36
1,2,3
6,400,000 6,269,280
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
OHA Credit Funding 7 Ltd.,
Series 2020-7A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.30%)
6.33% 02/24/37
1,2,3
$ 5,000,000 $ 4,903,510
OHA Credit Funding 8 Ltd.,
Series 2021-8A, Class B1
(Cayman Islands)
(LIBOR USD 3-Month plus 1.50%)
6.76% 01/18/34
1,2,3
6,650,000 6,524,554
Park Avenue Institutional Advisers CLO Ltd.,
Series 2021-1A, Class A2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.75%)
7.00% 01/20/34
1,2,3
4,850,000 4,724,239
Progress Residential Trust,
Series 2019-SFR3, Class F
3.87% 09/17/36
1
8,200,000 7,844,709
Progress Residential Trust,
Series 2020-SFR1, Class H
5.27% 04/17/37
1
7,100,000 6,693,715
Progress Residential Trust,
Series 2021-SFR2, Class G
4.25% 04/19/38
1
7,956,000 6,898,485
Progress Residential,
Series 2021-SFR1, Class F
2.76% 04/17/38
1
4,237,000 3,668,252
Progress Residential,
Series 2021-SFR3, Class F
3.44% 05/17/26
1
3,700,000 3,273,989
Progress Residential,
Series 2021-SFR3, Class G
4.25% 05/17/26
1
15,752,000 13,871,080
Regata XII Funding Ltd.,
Series 2019-1A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.60%)
6.86% 10/15/32
1,2,3
3,890,000 3,806,832
RRE 15 Loan Management DAC,
Series 15X, Class A1
(Ireland)
(3 month Euribor plus 1.75%)
4.85% 10/15/35
2,3
5,000,000 5,431,325
Sabey Data Center Issuer LLC,
Series 2020-1, Class A2
3.81% 04/20/45
1
7,905,000 7,509,879
Skyline Aircraft Finance LLC,
Series 2021-1, Class A
3.23% 05/10/37
4,5,6
8,949,778 7,878,147
SLC Student Loan Trust,
Series 2004-1, Class B
(LIBOR USD 3-Month plus 0.29%)
5.61% 08/15/31
2
298,409 253,574
SLM Student Loan EDC Repackaging Trust,
Series 2013-M1, Class M1R
0.00% 10/28/29
1
6,250 3,587,776

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
3 / June 2023
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust,
Series 2003-12, Class B
(LIBOR USD 3-Month plus 0.59%)
6.14% 12/15/68
2
$ 2,790,845 $ 2,666,208
SLM Student Loan Trust,
Series 2003-4, Class A5D
(LIBOR USD 3-Month plus 0.75%)
6.30% 03/15/33
1,2
1,342,044 1,284,189
SLM Student Loan Trust,
Series 2003-7, Class B
(LIBOR USD 3-Month plus 0.57%)
6.12% 09/15/39
2
1,989,669 1,811,611
SLM Student Loan Trust,
Series 2004-10, Class B
(LIBOR USD 3-Month plus 0.37%)
5.63% 01/25/40
2
6,642,853 5,860,278
SLM Student Loan Trust,
Series 2004-2, Class B
(LIBOR USD 3-Month plus 0.47%)
5.73% 07/25/39
2
342,889 317,773
SLM Student Loan Trust,
Series 2005-3, Class B
(LIBOR USD 3-Month plus 0.15%)
5.41% 04/25/40
2
2,254,497 2,093,251
SLM Student Loan Trust,
Series 2006-8, Class B
(LIBOR USD 3-Month plus 0.23%)
5.49% 01/25/41
2
2,328,343 2,155,608
SLM Student Loan Trust,
Series 2007-7, Class B
(LIBOR USD 3-Month plus 0.75%)
6.01% 10/27/70
2
2,195,000 1,880,056
SLM Student Loan Trust,
Series 2007-8, Class B
(LIBOR USD 3-Month plus 1.00%)
6.26% 04/27/83
2
3,707,675 3,433,298
SLM Student Loan Trust,
Series 2008-2, Class B
(LIBOR USD 3-Month plus 1.20%)
6.46% 01/25/83
2
1,000,000 941,560
SLM Student Loan Trust,
Series 2008-3, Class B
(LIBOR USD 3-Month plus 1.20%)
6.46% 04/26/83
2
710,000 657,749
SLM Student Loan Trust,
Series 2008-4, Class A4
(LIBOR USD 3-Month plus 1.65%)
6.91% 07/25/22
2
708,246 703,955
SLM Student Loan Trust,
Series 2008-4, Class B
(LIBOR USD 3-Month plus 1.85%)
7.11% 04/25/73
2
710,000 676,195
SLM Student Loan Trust,
Series 2008-5, Class B
(LIBOR USD 3-Month plus 1.85%)
7.11% 07/25/73
2
7,315,000 7,137,238
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust,
Series 2008-6, Class A4
(LIBOR USD 3-Month plus 1.10%)
6.36% 07/25/23
2
$ 8,156,014 $ 8,019,976
SLM Student Loan Trust,
Series 2008-6, Class B
(LIBOR USD 3-Month plus 1.85%)
7.11% 07/26/83
2
710,000 672,548
SLM Student Loan Trust,
Series 2008-7, Class B
(LIBOR USD 3-Month plus 1.85%)
7.11% 07/26/83
2
820,000 758,853
SLM Student Loan Trust,
Series 2012-1, Class A3
(LIBOR USD 1-Month plus 0.95%)
6.10% 09/25/28
2
601,008 579,320
SLM Student Loan Trust,
Series 2012-2, Class A
(LIBOR USD 1-Month plus 0.70%)
5.85% 01/25/29
2
891,902 857,211
SLM Student Loan Trust,
Series 2012-7, Class B
(LIBOR USD 1-Month plus 1.80%)
6.95% 09/25/43
2
2,200,000 2,026,259
SLM Student Loan Trust,
Series 2013-4, Class A
(LIBOR USD 1-Month plus 0.55%)
5.70% 06/25/27
2
769,159 746,900
SLM Student Loan Trust,
Series 2014-1, Class A3
(LIBOR USD 1-Month plus 0.60%)
5.75% 02/26/29
2
760,708 730,068
Stack Infrastructure Issuer LLC,
Series 2019-2A, Class A2
3.08% 10/25/44
1
5,000,000 4,762,851
Structured Receivables Finance LLC,
Series 2010-A, Class B
7.61% 01/16/46
1
1,335,839 1,343,601
Structured Receivables Finance LLC,
Series 2010-B, Class B
7.97% 08/15/36
1
997,045 1,011,628
Student Loan Consolidation Center Student Loan Trust I,
Series 2002-2, Class B2
(28 Day Auction Rate plus 0.00%)
1.61% 07/01/42
1,2
150,000 138,605
Textainer Marine Containers VII Ltd.,
Series 2020-3A, Class A
(Bermuda)
2.11% 09/20/45
1,3
6,522,825 5,688,968
TIF Funding II LLC,
Series 2020-1A, Class A
2.09% 08/20/45
1
2,825,350 2,452,834
TIF Funding II, LLC,
Series 2021-1A, Class B
2.54% 02/20/46

3,201,969 2,617,854

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 4
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Trestles CLO V Ltd.,
Series 2021-5A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 1.17%)
6.42% 10/20/34
1,2,3
$ 7,025,000 $ 6,885,631
Triton Container Finance VIII, LLC,
Series 2021-1A, Class B
2.58% 03/20/46
1
2,478,819 2,042,483
Total Asset-Backed Securities
(Cost $396,558,342) 364,406,144
BANK LOANS — 3.77%*
Communications — 0.19%
CCI Buyer, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
9.24% 12/17/27
2
1,477,330 1,452,400
CSC Holdings LLC,
Term Loan B5, 1st Lien
(LIBOR plus 2.50%)
7.69% 04/15/27
2
908,538 796,347
Frontier Communications Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
8.62% 05/01/28
2
514,814 500,262
SBA Senior Finance II LLC,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
6.95% 04/11/25
2
1,181,167 1,182,242
Zayo Group Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
8.19% 03/09/27
2
563,487 444,309
(SOFR plus 4.25%)
9.35% 03/09/27
2
1,045,028 832,757
5,208,317
Consumer Discretionary — 0.27%
ADMI Corp.,
Term Loan B2, 1st Lien
(SOFR plus 3.49%)
8.56% 12/23/27
2
1,466,250 1,383,773
City Brewing Co. LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
8.32% 04/05/28
2
784,743 517,931
Hilton Worldwide Finance LLC,
Term Loan B2, 1st Lien
(SOFR plus 1.75%)
6.94% 06/22/26
2
114,995 115,036
Naked Juice, LLC,
Term Loan, 2nd Lien
(SOFR plus 6.10%)
11.00% 01/24/30
2
1,110,195 891,764
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Consumer Discretionary (continued)
Sunshine Luxembourg VII SARL,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
9.00% 10/01/26
2
$ 585,754 $ 583,560
Triton Water Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
8.23% 03/31/28
2
4,212,327 4,082,672
7,574,736
Electric — 0.02%
CommScope, Inc.,
Term Loan B2, 1st Lien (France)
(SOFR plus 3.36%)
8.44% 04/06/26
2,3
328,210 315,122
Homer City Generation LP,
Term Loan, 1st Lien (France)
(LIBOR plus 11.00%)
15.00% 04/05/23
2,3,5,6
597,637 397,429
712,551
Entertainment — 0.08%
Alpha Topco Ltd. - Delta 2 (Lux) Sarl,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
8.05% 01/15/30
2
141,635 141,830
Crown Finance U.S., Inc.,
Delayed-Draw Term Loan, 1st Lien (Luxembourg)
(SOFR plus 10.10%)
15.19% - 15.24% 09/07/23
2,3
1,455,631 1,473,222
William Morris Endeavor Entertainment LLC,
Term Loan B1, 1st Lien
(LIBOR plus 2.75%)
7.95% 05/16/25
2
601,304 600,883
2,215,935
Finance — 0.12%
Avolon TLB Borrower 1 U.S. LLC,
Term Loan B5, 1st Lien
(LIBOR plus 2.25%)
7.40% 12/01/27
2
1,959,799 1,959,652
Term Loan B6, 1st Lien
(SOFR plus 2.50%)
7.59% 06/22/28
2
175,812 175,938
DCG Acquisition Corp.,
Term Loan, 1st Lien
(SOFR plus 4.60%)
9.70% 09/30/26
2
365,635 360,607
Deerfield Dakota Holding LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.99% 04/09/27
2
199,684 194,300
Delos Finance SARL,
Term Loan, 1st Lien (Luxembourg)
(LIBOR plus 1.75%)
7.26% 10/06/23
2,3
147,093 147,185

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
5 / June 2023
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Finance (continued)
Mozart Borrower, LP,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
8.38% 10/23/28
2
$ 493,750 $ 488,657
3,326,339
Food — 0.09%
8th Avenue Food & Provisions, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
8.97% 10/01/25
2
141,168 130,479
H-Food Holdings LLC,
Term Loan, 1st Lien
(LIBOR plus 3.69%)
9.27% 05/23/25
2
548,894 484,742
Hostess Brands LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
7.47% 08/03/25
2
292,109 292,502
(SOFR plus 2.50%)
7.64% 06/21/30
2
1,531,268 1,530,311
2,438,034
Gaming — 0.07%
Golden Nugget, LLC,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
9.13% 01/26/29
2
687,719 680,055
Penn National Gaming, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.85%)
7.66% 05/03/29
2
607,773 606,570
Scientific Games International, Inc.,
Term Loan B, 1st Lien (Canada)
(SOFR plus 3.10%)
8.25% 04/13/29
2,3
583,085 583,222
1,869,847
Health Care — 0.21%
Bausch + Lomb Corp.,
Term Loan B, 1st Lien
(SOFR plus 3.35%)
8.59% 05/10/27
2
311,525 302,958
Curia Global, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.85%)
8.90% 08/28/26
2
1,091,646 943,880
Genesee & Wyoming, Inc.,
Term Loan, 1st Lien
(SOFR plus 2.00%)
7.24% 12/30/26
2
818,438 818,651
ICON Luxembourg SARL,
Term Loan, 1st Lien (Luxembourg)
(SOFR plus 2.51%)
7.75% 07/03/28
2,3
479,513 480,113
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Health Care (continued)
Jazz Financing Lux SARL,
Term Loan B, 1st Lien
(SOFR plus 3.76%)
8.76% 05/05/28
2
$ 564,952 $ 564,800
Organon & Co.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
7.75% 06/02/28
2
393,480 393,910
Pathway Vet Alliance LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
8.94% 03/31/27
2
1,119,658 991,832
Phoenix Newco, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
8.35% 11/15/28
2
998,213 991,725
PRA Health Sciences, Inc.,
Term Loan, 1st Lien
(SOFR plus 2.51%)
7.58% 07/03/28
2
119,471 119,620
U.S. Renal Care, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 5.50%)
10.69% 06/26/26
2
245,625 115,240
5,722,729
Health Care REITs — 0.10%
Aveanna Healthcare LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
9.23% 07/17/28
2
3,199,351 2,746,115
Industrials — 0.87%
Arterrsa Services  LLC,
Term Loan, 1st Lien (Luxembourg)
(SOFR plus 3.50%)
8.75% 03/06/25
2,3
1,960,000 1,720,390
ASP Blade Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
9.18% 10/16/28
2
517,530 451,692
AZZ, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.35%)
8.91% 05/14/29
2
237,456 237,901
Berry Global, Inc.,
Term Loan Z, 1st Lien
(LIBOR plus 1.75%)
6.51% 07/01/26
2
4,597,957 4,598,003
DIRECTV Financing LLC,
Term Loan, 1st Lien
(SOFR plus 5.00%)
10.18% 08/02/27
2
1,894,438 1,856,284
DTI Holdco, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
9.80% 04/26/29
2
243,144 226,959

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 6
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Industrials (continued)
Filtration Group Corp.,
Term Loan, 1st Lien
(SOFR plus 4.36%)
9.45% 10/21/28
2
$ 328,768 $ 329,138
II-VI, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.86%)
7.38% 07/02/29
2
419,069 418,940
Michaels Cos., Inc. (The),
Term Loan, 1st Lien
(SOFR plus 4.25%)
9.58% 04/15/28
2
3,430,000 3,047,555
Patriot Container Corp.,
Term Loan B, 1st Lien
(SOFR plus 3.85%)
9.05% 03/20/25
2
141,165 130,880
Plaze, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.64%)
8.88% 08/03/26
2
3,412,500 3,204,918
Term Loan B, 1st Lien (Luxembourg)
(SOFR plus 3.61%)
8.74% 08/03/26
2,3
1,689,580 1,586,803
Proampac PG Borrower LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.93% - 9.14% 11/03/25
2
3,177,159 3,149,375
TransDigm, Inc.,
Term Loan I, 1st Lien
(SOFR plus 3.25%)
8.49% 08/24/28
2
1,245,405 1,246,128
Zep, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
9.24% 08/12/24
2
2,160,548 1,855,911
24,060,877
Information Technology — 0.84%
AppLovin Corp.,
Term Loan B, 1st Lien
(SOFR plus 3.35%)
8.45% 08/15/25
2
3,707,934 3,711,122
Arches Buyer, Inc.,
Term Loan, 1st Lien
(SOFR plus 3.25%)
8.48% 12/06/27
2
589,770 570,234
AthenaHealth Group, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
8.25% 02/15/29
2,3,7
441,931 426,464
Central Parent, Inc.,
Term Loan, 1st Lien (Canada)
(SOFR plus 4.25%)
9.15% 07/06/29
2,3
749,961 748,738
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Information Technology (continued)
CT Technologies Intermediate Holdings, Inc.,
Term Loan, 1st Lien
(SOFR plus 4.25%)
9.44% 12/16/25
2
$ 928,625 $ 868,914
EagleView Technology Co.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
9.04% 08/14/25
2
5,091,709 4,521,005
Entegris, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.75%)
7.85% - 7.99% 07/06/29
2
282,311 280,547
Gainwell Acquisition Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.10%)
8.72% 10/01/27
2
2,209,023 2,178,648
IQVIA, Inc.,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
7.29% 06/11/25
2
1,113,607 1,114,654
MH Sub I LLC,
Term Loan, 1st Lien
(SOFR plus 4.25%)
9.35% 04/25/28
2
283,663 272,530
NortonLifeLock, Inc.,
Term Loan A, 1st Lien
(SOFR plus 1.75%)
7.05% 09/10/27
2
2,031,611 1,990,989
Open Text Corp.,
Term Loan, 1st Lien (Canada)
(LIBOR plus 1.75%)
7.25% 05/30/25
2,3
229,438 229,789
(SOFR plus 3.60%)
8.74% 01/31/30
2,3
486,830 489,569
Oracle Corp.,
Term Loan 1, 1st Lien
(SOFR plus 0.60%)
6.46% 08/16/27
2
1,753,774 1,745,005
Prime Security Services Borrower LLC,
Term Loan B1, 1st Lien
(LIBOR plus 2.75%)
7.94% 09/23/26
2
603,820 604,403
RealPage, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.11%)
8.19% 04/24/28
2
158,388 155,161
Sophia LP,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
9.04% 10/07/27
2
194,435 192,653
Spin Holdco, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
9.23% 03/03/28
2
3,685,076 3,181,013
23,281,438

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
7 / June 2023
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Insurance — 0.10%
Acrisure LLC,
Term Loan B1, 1st Lien
(LIBOR plus 3.50%)
8.67% 02/15/27
2
$ 1,121,033 $ 1,091,107
Asurion LLC,
Term Loan B10, 1st Lien
(SOFR plus 4.10%)
8.91% 08/19/28
2
992,500 941,942
Term Loan B8, 1st Lien
(LIBOR plus 3.25%)
8.79% 12/23/26
2
777,028 750,026
2,783,075
Materials — 0.21%
Chemours Co. (The),
Term Loan B2, 1st Lien
(SOFR plus 1.85%)
6.98% 04/03/25
2
105,449 104,855
Herens U.S. Holdco Corp.,
Term Loan B, 1st Lien
(SOFR plus 3.93%)
9.18% 07/03/28
2
2,793,479 2,377,558
Mativ Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
8.62% 04/20/28
2
3,561,563 3,434,682
5,917,095
Office REITs — 0.13%
Rent-A-Center, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
8.12% 02/17/28
2
3,691,419 3,696,034
Retail — 0.37%
American Airlines, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.75%)
10.00% 04/20/28
2
2,899,029 2,964,779
AmWINS Group, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
7.42% 02/19/28
2
2,735,392 2,714,891
BC ULC,
Term Loan B, 1st Lien (Canada)
(LIBOR plus 1.75%)
6.94% 11/19/26
2,3
694,121 690,359
BW Gas & Convenience Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
8.67% 03/31/28
2
3,528,000 3,430,980
KFC Holding Co.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
6.90% 03/15/28
2
461,730 458,671
10,259,680
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Services — 0.10%
Amentum Government Services Holdings LLC,
Term Loan B, 1st Lien
(SOFR plus 4.11%)
8.63% 01/29/27
2
$ 1,301,308 $ 1,285,042
Element Materials Technology Group U.S. Holdings, Inc.,
Delayed-Draw Term Loan B, 1st Lien
(SOFR plus 4.35%)
9.59% 06/22/29
2
123,758 121,592
Term Loan B, 1st Lien
(SOFR plus 4.35%)
9.42% 06/22/29
2
268,143 263,451
Pre-Paid Legal Services, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
8.94% 12/15/28
2
582,641 575,542
Safe Fleet Holdings, LLC,
Term Loan, 1st Lien
(SOFR plus 3.85%)
8.93% 02/23/29
2
354,080 354,301
TruGreen LP,
Term Loan B, 1st Lien
(SOFR plus 4.10%)
9.20% 11/02/27
2
171,254 158,068
2,757,996
Total Bank Loans
(Cost $108,393,471) 104,570,798
CORPORATES — 30.36%*
Banking — 7.65%
Bank of America Corp.
2.30% 07/21/32
4
2,875,000 2,299,669
3.42% 12/20/28
4
6,755,000 6,216,907
Bank of America Corp.
(GMTN)
3.59% 07/21/28
4
395,000 368,179
Bank of America Corp.
(MTN)
1.92% 10/24/31
4
7,570,000 6,006,986
2.09% 06/14/29
4
9,525,000 8,142,424
3.97% 03/05/29
4
790,000 739,574
(LIBOR USD 3-Month plus 0.65%)
6.15% 12/01/26
2
4,400,000 4,287,292
Bank of America Corp.,
Series N
1.66% 03/11/27
4
11,725,000 10,534,812
Bank of America Corp.,
Series RR
4.38%
4,8
2,340,000 2,025,914
Comerica, Inc.
5.63%
4,8
2,145,000 1,783,251
Discover Bank
(BKNT)
3.45% 07/27/26 2,811,000 2,589,119

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 8
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
DNB Bank ASA
(Norway)
1.13% 09/16/26
1,3,4
$ 165,000 $ 147,428
1.61% 03/30/28
1,3,4
633,000 546,641
Global Bank Corp.,
Series REGS
(Panama)
5.25% 04/16/29
3,4
200,000 182,162
HSBC Holdings PLC
(United Kingdom)
1.59% 05/24/27
3,4
2,340,000 2,066,383
1.65% 04/18/26
3,4
390,000 359,417
2.01% 09/22/28
3,4
290,000 248,788
2.21% 08/17/29
3,4
16,115,000 13,505,651
2.80% 05/24/32
3,4
2,955,000 2,395,911
4.76% 06/09/28
3,4
2,260,000 2,174,978
6.33% 03/09/44
3,4
1,115,000 1,158,940
JPMorgan Chase & Co.
1.58% 04/22/27
4
10,020,000 9,005,333
2.58% 04/22/32
4
1,020,000 847,534
Lloyds Banking Group PLC
(United Kingdom)
1.63% 05/11/27
3,4
2,000,000 1,770,908
3.57% 11/07/28
3,4
3,240,000 2,939,094
3.87% 07/09/25
3,4
8,725,000 8,501,257
4.98% 08/11/33
3,4
685,000 641,475
Macquarie Group Ltd.
(Australia)
1.20% 10/14/25
1,3,4
1,000,000 938,173
2.69% 06/23/32
1,3,4
2,290,000 1,815,547
2.87% 01/14/33
1,3,4
7,960,000 6,364,821
NatWest Group PLC
(United Kingdom)
4.27% 03/22/25
3,4
7,587,000 7,452,393
PNC Financial Services Group, Inc. (The)
5.07% 01/24/34
4
5,840,000 5,604,539
6.04% 10/28/33
4
1,165,000 1,197,686
Santander UK Group Holdings PLC
(United Kingdom)
1.09% 03/15/25
3,4
13,951,000 13,362,656
1.67% 06/14/27
3,4
2,620,000 2,270,337
4.80% 11/15/24
3,4
545,000 540,916
Santander UK PLC
(United Kingdom)
5.00% 11/07/23
1,3
3,415,000 3,396,962
U.S. Bancorp
3.70%
4,8
1,980,000 1,462,321
4.84% 02/01/34
4
6,710,000 6,290,922
5.84% 06/12/34
4
1,630,000 1,642,586
5.85% 10/21/33
4
1,320,000 1,327,907
UBS Group AG
(Switzerland)
1.31% 02/02/27
1,3,4
6,855,000 6,001,210
2.59% 09/11/25
1,3,4
3,155,000 3,006,564
2.88% 04/02/32
3,4
1,500,000 1,429,093
3.09% 05/14/32
1,3,4
10,540,000 8,534,599
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
3.87% 01/12/29
1,3,4
$ 785,000 $ 708,255
4.19% 04/01/31
1,3,4
790,000 703,558
6.54% 08/12/33
1,3,4
9,114,000 9,368,372
7.75% 03/01/29
3,4
635,000 768,788
9.02% 11/15/33
1,3,4
7,660,000 9,233,589
UBS Group AG
(EMTN)
(Switzerland)
0.63% 01/18/33
3
1,920,000 1,454,752
Wells Fargo & Co.
(MTN)
2.88% 10/30/30
4
3,848,000 3,330,019
3.35% 03/02/33
4
23,935,000 20,523,058
4.90% 07/25/33
4
2,400,000 2,303,408
212,519,058
Communications — 2.46%
C&W Senior Financing DAC
(Ireland)
6.88% 09/15/27
1,3
300,000 261,750
Cable One, Inc.
4.00% 11/15/30
1
3,414,000 2,679,990
Charter Communications Operating LLC/Charter
Communications Operating Capital
4.80% 03/01/50 4,765,000 3,601,530
5.38% 05/01/47 3,050,000 2,524,329
5.75% 04/01/48 2,347,000 2,004,925
Charter Communications Operating, LLC/Charter
Communications Operating Capital
5.25% 04/01/53 1,885,000 1,523,551
CommScope, Inc.
4.75% 09/01/29
1
2,658,000 2,099,820
CSC Holdings LLC
4.63% 12/01/30
1
500,000 225,000
5.38% 02/01/28
1
650,000 523,250
6.50% 02/01/29
1
2,650,000 2,144,872
7.50% 04/01/28
1
2,522,000 1,441,354
11.25% 05/15/28
1
1,000,000 972,071
Diamond Sports Group, LLC/Diamond Sports Finance Co.
5.38% 08/15/26
1,9,10
5,900,000 202,812
Frontier Communications Holdings LLC
5.00% 05/01/28
1
3,000,000 2,590,359
6.75% 05/01/29
1
1,640,000 1,273,993
8.63% 03/15/31
1
1,924,000 1,863,178
Global Switch Finance BV
(EMTN)
(Netherlands)
1.38% 10/07/30
3
4,505,000 4,090,927
Gray Escrow II, Inc.
5.38% 11/15/31
1
1,329,000 887,345
Gray Television, Inc.
7.00% 05/15/27
1
1,100,000 939,217
Intelsat Jackson Holdings SA
(Luxembourg)
6.50% 03/15/30
1,3
4,214,000 3,832,570

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
9 / June 2023
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
Intelsat Jackson Holdings SA,
Class B
(Luxembourg)
8.50% 10/15/24
†,1,3,5,6,9,10
$ 7,892,000 $ —
9.75% 07/15/25
†,1,3,5,6,9,10
6,820,000 —
Meta Platforms, Inc.
4.45% 08/15/52 1,640,000 1,430,157
5.60% 05/15/53 2,980,000 3,063,663
Netflix, Inc.
4.63% 05/15/29 3,910,000 4,324,297
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.
4.75% 04/30/27
1
1,815,000 1,606,275
Scripps Escrow, Inc.
5.88% 07/15/27
1
2,082,000 1,696,830
SES GLOBAL Americas Holdings, Inc.
5.30% 03/25/44
1
8,494,000 6,325,782
Tele Columbus AG,
Series REGS
(Georgia)
3.88% 05/02/25
3
1,795,000 1,331,675
Tencent Holdings Ltd.
(Cayman Islands)
3.84% 04/22/51
1,3
1,585,000 1,168,852
Time Warner Cable LLC
5.50% 09/01/41 4,443,000 3,699,814
T-Mobile USA, Inc.
2.55% 02/15/31 2,190,000 1,821,035
2.63% 02/15/29 565,000 490,624
Vodafone Group PLC
(United Kingdom)
4.25% 09/17/50
3
50,000 40,211
4.88% 06/19/49
3
1,328,000 1,177,219
VZ Secured Financing BV
(Netherlands)
5.00% 01/15/32
1,3
2,495,000 2,017,386
VZ Secured Financing BV,
Series REGS
(Netherlands)
3.50% 01/15/32
3
2,800,000 2,362,054
68,238,717
Consumer Discretionary — 1.65%
Bacardi Ltd.
(Bermuda)
5.15% 05/15/38
1,3
1,500,000 1,411,426
BAT Capital Corp.
2.73% 03/25/31 915,000 729,259
4.54% 08/15/47 500,000 368,464
4.76% 09/06/49 8,059,000 6,092,192
5.65% 03/16/52 1,625,000 1,416,179
Becle, SAB de CV
(Mexico)
2.50% 10/14/31
1,3
4,450,000 3,594,510
Imperial Brands Finance PLC
(United Kingdom)
3.13% 07/26/24
1,3
1,500,000 1,450,476
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Consumer Discretionary (continued)
3.50% 07/26/26
1,3
$ 2,520,000 $ 2,342,484
4.25% 07/21/25
1,3
1,880,000 1,808,969
Reynolds American, Inc.
5.85% 08/15/45 7,245,000 6,476,866
Triton Water Holdings, Inc.
6.25% 04/01/29
1
4,875,000 4,193,962
WarnerMedia Holdings, Inc.
4.28% 03/15/32 5,000 4,437
5.05% 03/15/42 7,970,000 6,693,107
5.14% 03/15/52 11,287,000 9,210,556
45,792,887
Diversified REITs — 1.30%
American Assets Trust LP
3.38% 02/01/31 4,005,000 3,144,951
American Tower Corp.
0.88% 05/21/29 1,765,000 1,570,259
1.00% 01/15/32 1,770,000 1,446,174
2.70% 04/15/31 3,045,000 2,528,065
CapitaLand Ascendas REIT
(EMTN)
(Slovenia)
0.75% 06/23/28
3
525,000 458,175
Digital Dutch Finco BV
(Netherlands)
1.00% 01/15/32
3
2,600,000 2,008,236
1.50% 03/15/30
3
2,140,000 1,836,587
Digital Intrepid Holding BV
(Netherlands)
1.38% 07/18/32
3
1,000,000 781,784
GLP Capital LP/GLP Financing II, Inc.
5.30% 01/15/29 2,280,000 2,160,300
5.38% 04/15/26 3,068,000 3,006,070
5.75% 06/01/28 6,241,000 6,111,596
LXP Industrial Trust
2.70% 09/15/30 2,000,000 1,599,761
VICI Properties LP
4.95% 02/15/30 70,000 65,785
5.13% 05/15/32 4,753,000 4,454,564
5.63% 05/15/52 713,000 646,130
VICI Properties LP/VICI Note Co., Inc.
3.75% 02/15/27
1
120,000 110,473
3.88% 02/15/29
1
1,855,000 1,629,548
4.13% 08/15/30
1
493,000 434,939
4.50% 09/01/26
1
1,150,000 1,092,638
4.50% 01/15/28
1
861,000 791,965
4.63% 06/15/25
1
320,000 309,781
36,187,781
Electric — 1.06%
Alliant Energy Finance, LLC
3.60% 03/01/32
1
8,130,000 7,106,760
Cleco Power LLC
6.00% 12/01/40 825,000 811,152

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 10
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Electric (continued)
Comision Federal de Electricidad
(Mexico)
4.69% 05/15/29
1,3
$ 650,000 $ 584,870
Dominion Energy, Inc.
5.75% 10/01/54
4
2,515,000 2,418,706
Duke Energy Carolinas LLC
3.70% 12/01/47 1,810,000 1,422,019
Duke Energy Corp.
3.85% 06/15/34 3,840,000 3,838,038
FirstEnergy Transmission LLC
2.87% 09/15/28
1
3,153,000 2,778,004
Metropolitan Edison Co.
4.00% 04/15/25
1
2,625,000 2,513,344
Mong Duong Finance Holdings BV,
Series REGS
(Netherlands)
5.13% 05/07/29
3
350,000 307,580
Southwestern Electric Power Co.,
Series M
4.10% 09/15/28 2,190,000 2,083,367
TenneT Holding BV
(EMTN)
(Netherlands)
2.75% 05/17/42
3
1,670,000 1,620,973
4.50% 10/28/34
3
645,000 749,946
4.75% 10/28/42
3
2,705,000 3,287,944
29,522,703
Energy — 1.94%
Ecopetrol SA
(Colombia)
8.88% 01/13/33
3
780,000 772,317
Energy Transfer LP
4.40% 03/15/27 1,448,000 1,384,748
5.00% 05/15/50 202,000 170,925
5.15% 03/15/45 1,901,000 1,640,258
5.40% 10/01/47 4,131,000 3,657,726
6.13% 12/15/45 500,000 477,156
Energy Transfer LP,
Series B
6.63%
4,8
3,889,000 2,989,938
Energy Transfer Operating LP
5.30% 04/15/47 1,765,000 1,537,451
6.25% 04/15/49 5,000 4,890
Galaxy Pipeline Assets Bidco Ltd.
(United Kingdom)
2.16% 03/31/34
1,3
1,774,200 1,510,811
Global Partners LP/GLP Finance Corp.
6.88% 01/15/29 2,917,000 2,711,949
KazMunayGas National Co. JSC,
Series REGS
(Kazakhstan)
3.50% 04/14/33
3
1,586,000 1,231,323
4.75% 04/19/27
3
205,000 194,955
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Energy (continued)
KazMunayGas National Co. JSC,
Series REGS (EMTN)
(Kazakhstan)
5.38% 04/24/30
3
$ 2,424,000 $ 2,255,313
Kinder Morgan Energy Partners LP
5.00% 08/15/42 1,090,000 926,183
NGL Energy Operating LLC/NGL Energy Finance Corp.
7.50% 02/01/26
1
1,631,000 1,608,113
Pertamina Persero PT
(Indonesia)
3.10% 08/27/30
1,3
4,579,000 4,020,980
Petroleos Mexicanos
(Mexico)
6.35% 02/12/48
3
557,000 337,600
6.75% 09/21/47
3
3,555,000 2,235,644
6.95% 01/28/60
3
1,595,000 990,495
Plains All American Pipeline LP/PAA Finance Corp.
3.80% 09/15/30 2,000,000 1,776,053
4.50% 12/15/26 1,505,000 1,457,448
QatarEnergy,
Series REGS
(Qatar)
2.25% 07/12/31
3
1,000,000 839,985
QazaqGaz NC JSC,
Series REGS
(Kazakhstan)
4.38% 09/26/27
3
650,000 606,798
Rockies Express Pipeline LLC
4.80% 05/15/30
1
1,032,000 908,160
6.88% 04/15/40
1
3,175,000 2,857,500
Sabine Pass Liquefaction LLC
4.50% 05/15/30 143,000 136,073
Southern Co. Gas Capital Corp.
3.25% 06/15/26 2,935,000 2,767,999
3.88% 11/15/25 2,410,000 2,313,030
Southern Gas Corridor CJSC,
Series REGS
(Azerbaijan)
6.88% 03/24/26
3
2,776,000 2,823,372
TransMontaigne Partners LP/TLP Finance Corp.
6.13% 02/15/26 3,846,000 3,335,097
Venture Global Calcasieu Pass LLC
3.88% 11/01/33
1
2,000,000 1,647,122
4.13% 08/15/31
1
2,000,000 1,726,559
53,853,971
Finance — 4.57%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
3.00% 10/29/28
3
11,100,000 9,637,996
3.30% 01/30/32
3
2,649,000 2,166,791
3.88% 01/23/28
3
1,090,000 1,002,567
American Express Co.,
Series D
3.55%
4,8
2,350,000 1,966,845

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
11 / June 2023
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53% 11/18/27
1,3
$ 5,278,000 $ 4,455,589
2.88% 02/15/25
1,3
4,555,000 4,251,736
3.95% 07/01/24
1,3
1,035,000 1,004,512
Capital One Financial Corp.
3.27% 03/01/30
4
2,675,000 2,282,026
Charles Schwab Corp. (The)
Series K
5.00%
4,8
2,020,000 1,697,749
Citigroup, Inc.
1.46% 06/09/27
4
2,575,000 2,287,925
2.57% 06/03/31
4
6,390,000 5,334,116
2.67% 01/29/31
4
1,500,000 1,270,211
2.98% 11/05/30
4
2,380,000 2,067,729
3.06% 01/25/33
4
17,748,000 14,812,924
Citigroup, Inc.,
Series VAR
3.07% 02/24/28
4
2,020,000 1,861,090
Gaci First Investment Co.
(Cayman Islands)
5.25% 10/13/32
3
650,000 663,168
GGAM Finance Ltd.
(Cayman Islands)
8.00% 06/15/28
1,3
2,854,000 2,862,591
Goldman Sachs Group, Inc. (The)
0.93% 10/21/24
4
5,565,000 5,471,535
1.95% 10/21/27
4
6,295,000 5,600,709
2.38% 07/21/32
4
5,270,000 4,224,688
2.65% 10/21/32
4
15,228,000 12,417,791
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38% 02/01/29 460,000 362,250
4.75% 09/15/24 700,000 669,391
5.25% 05/15/27 1,558,000 1,346,689
6.25% 05/15/26 2,023,000 1,845,357
Jane Street Group/JSG Finance, Inc.
4.50% 11/15/29
1
2,249,000 1,941,887
JPMorgan Chase & Co.
1.56% 12/10/25
4
2,290,000 2,145,723
1.95% 02/04/32
4
1,415,000 1,127,904
2.55% 11/08/32
4
5,530,000 4,537,646
2.95% 02/24/28
4
510,000 468,880
Morgan Stanley
0.79% 05/30/25
4
1,395,000 1,325,616
2.48% 09/16/36
4
7,080,000 5,360,763
2.95% 05/07/32
4
3,250,000 3,208,167
Morgan Stanley
(GMTN)
2.24% 07/21/32
4
3,950,000 3,143,832
Morgan Stanley
(MTN)
1.93% 04/28/32
4
3,360,000 2,611,172
Nationwide Building Society
(United Kingdom)
2.97% 02/16/28
1,3,4
3,890,000 3,497,757
4.36% 08/01/24
1,3,4
2,490,000 2,485,044
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
Park Aerospace Holdings Ltd.
(Cayman Islands)
5.50% 02/15/24
1,3
$ 861,000 $ 851,414
UBS Group AG
(Switzerland)
1.36% 01/30/27
1,3,4
1,935,000 1,696,594
Vonovia SE
(Georgia)
1.00% 06/16/33
3
300,000 222,962
1.50% 06/14/41
3
1,100,000 667,713
Vonovia SE,
(EMTN)
(Georgia)
5.00% 11/23/30
3
200,000 213,396
127,070,445
Food — 0.70%
H-Food Holdings LLC/Hearthside Finance Co., Inc.
8.50% 06/01/26
1
3,012,000 1,193,881
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance,
Inc.
(Canada)
3.75% 12/01/31
1,3
796,000 658,368
5.75% 04/01/33
1,3
5,500,000 5,191,461
6.50% 12/01/52
1,3
1,555,000 1,477,122
Pilgrim's Pride Corp.
3.50% 03/01/32 382,000 304,701
4.25% 04/15/31 4,000,000 3,434,494
6.25% 07/01/33 385,000 375,022
Simmons Foods, Inc./Simmons Prepared Foods, Inc./
Simmons Pet Food, Inc./Simmons Feed
4.63% 03/01/29
1
4,209,000 3,411,242
Smithfield Foods, Inc.
2.63% 09/13/31
1
4,690,000 3,470,910
19,517,201
Health Care — 3.23%
1375209 BC Ltd.
(Canada)
9.00% 01/30/28
1,3
2,770,000 2,780,124
Amgen, Inc.
4.88% 03/01/53 1,595,000 1,467,979
5.60% 03/02/43 2,890,000 2,903,890
5.65% 03/02/53 2,890,000 2,931,431
Bayer U.S. Finance II LLC
4.38% 12/15/28
1
9,281,000 8,808,701
4.63% 06/25/38
1
2,775,000 2,428,006
4.88% 06/25/48
1
4,415,000 3,975,281
5.50% 08/15/25
1
2,000,000 1,961,896
Cano Health LLC
6.25% 10/01/28
1
1,757,000 1,101,332
Catalent Pharma Solutions, Inc.
3.50% 04/01/30
1
3,290,000 2,668,108
Centene Corp.
2.45% 07/15/28 10,338,000 8,875,836
4.25% 12/15/27 2,830,000 2,648,626

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 12
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
CommonSpirit Health
2.78% 10/01/30 $ 3,680,000 $ 3,099,175
3.91% 10/01/50 1,220,000 944,322
CVS Health Corp.
5.05% 03/25/48 3,417,000 3,154,122
DENTSPLY SIRONA, Inc.
3.25% 06/01/30 3,979,000 3,444,474
Fresenius Finance Ireland PLC
(EMTN)
(Ireland)
0.88% 10/01/31
3
1,000,000 812,099
Grifols Escrow Issuer SA
(Spain)
4.75% 10/15/28
1,3
1,967,000 1,708,603
Grifols Escrow Issuer SA,
Series REGS
(Spain)
3.88% 10/15/28
3
1,800,000 1,685,652
HCA, Inc.
3.50% 07/15/51 1,743,000 1,208,841
3.63% 03/15/32
1
7,627,000 6,625,517
5.25% 06/15/49 4,670,000 4,218,276
5.38% 09/01/26 1,600,000 1,589,078
5.50% 06/15/47 2,255,000 2,130,366
Kevlar SpA
(Italy)
6.50% 09/01/29
1,3
4,000,000 3,430,000
ModivCare Escrow Issuer, Inc.
5.00% 10/01/29
1
5,593,000 4,146,199
Prestige Brands, Inc.
3.75% 04/01/31
1
2,695,000 2,234,787
Prime Healthcare Services, Inc.
7.25% 11/01/25
1
2,681,000 2,553,679
Teva Pharmaceutical Finance Netherlands II BV
(Netherlands)
7.88% 09/15/31
3
2,000,000 2,263,184
Universal Health Services, Inc.
1.65% 09/01/26 1,500,000 1,317,344
2.65% 01/15/32 590,000 465,479
89,582,407
Health Care REITs — 0.20%
Healthcare Reality Holdings LP
2.00% 03/15/31 1,335,000 1,026,092
3.50% 08/01/26 2,257,000 2,077,727
Healthcare Realty Holdings LP
2.05% 03/15/31 391,000 292,796
3.63% 01/15/28 625,000 553,855
3.88% 05/01/25 1,695,000 1,593,881
5,544,351
Industrial REITs — 0.17%
Prologis Euro Finance LLC
0.50% 02/16/32 1,415,000 1,128,244
1.00% 02/06/35 930,000 694,588
1.00% 02/16/41 850,000 521,397
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Industrial REITs (continued)
Prologis Euro Finance LLC,
(EMTN)
4.25% 01/31/43 $ 610,000 $ 616,853
SELP Finance SARL
(Luxembourg)
0.88% 05/27/29
3
2,095,000 1,788,106
4,749,188
Industrials — 1.29%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
(Canada)
5.25% 08/15/27
1,3
3,441,000 2,908,387
Artera Services LLC
9.03% 12/04/25
1
3,677,000 3,222,774
Berry Global, Inc.
1.50% 01/15/27
1
1,595,000 1,562,842
1.57% 01/15/26 1,602,000 1,446,694
1.65% 01/15/27 105,000 90,651
4.88% 07/15/26
1
1,195,000 1,149,769
Boeing Co. (The)
1.43% 02/04/24 8,790,000 8,558,698
Cellnex Finance Co. SA
(EMTN)
(Spain)
2.00% 09/15/32
3
2,100,000 1,808,099
2.00% 02/15/33
3
300,000 255,300
General Electric Co.
(MTN)
(LIBOR USD 3-Month plus 0.48%)
5.80% 08/15/36
2
10,370,000 9,131,582
OT Merger Corp.
7.88% 10/15/29
1
7,500,000 4,603,522
Rolls-Royce PLC
(EMTN)
(United Kingdom)
1.63% 05/09/28
3
1,055,000 976,505
35,714,823
Information Technology — 0.61%
Broadcom, Inc.
3.42% 04/15/33
1
2,350,000 1,969,877
NCR Corp.
5.13% 04/15/29
1
3,883,000 3,445,229
Open Text Corp.
(Canada)
6.90% 12/01/27
1,3
1,510,000 1,536,425
Oracle Corp.
3.60% 04/01/40 2,400,000 1,857,746
3.60% 04/01/50 2,000,000 1,430,282
3.80% 11/15/37 1,490,000 1,220,068
3.95% 03/25/51 2,551,000 1,931,998
4.00% 11/15/47 2,050,000 1,579,539
6.50% 04/15/38 1,100,000 1,171,658
6.90% 11/09/52 760,000 854,407
16,997,229

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
13 / June 2023
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Insurance — 1.14%
Acrisure LLC/Acrisure Finance, Inc.
6.00% 08/01/29
1
$ 2,272,000 $ 1,965,280
Athene Global Funding
1.99% 08/19/28
1
8,980,000 7,241,020
2.72% 01/07/29
1
1,535,000 1,255,934
3.21% 03/08/27
1
2,225,000 1,993,558
Brown & Brown, Inc.
4.95% 03/17/52 2,980,000 2,571,226
Farmers Exchange Capital
7.20% 07/15/48
1
150,000 155,324
Farmers Exchange Capital II
6.15% 11/01/53
1,4
2,500,000 2,457,628
Farmers Insurance Exchange
4.75% 11/01/57
1,4
3,800,000 2,987,788
8.63% 05/01/24
1
942,000 948,963
Nationwide Mutual Insurance Co.
7.84% 12/15/24
1,4
3,825,000 3,821,988
Teachers Insurance & Annuity Association of America
4.38% 09/15/54
1,4
6,470,000 6,246,302
31,645,011
Materials — 0.48%
ASP Unifrax Holdings, Inc.
5.25% 09/30/28
1
2,460,000 1,780,007
7.50% 09/30/29
1
1,020,000 640,338
International Flavors & Fragrances, Inc.
1.80% 09/25/26 590,000 579,728
2.30% 11/01/30
1
7,835,000 6,215,040
3.27% 11/15/40
1
130,000 91,090
3.47% 12/01/50
1
460,000 307,897
5.00% 09/26/48 35,000 29,681
SK Invictus Intermediate II SARL
(Luxembourg)
5.00% 10/30/29
1,3
4,038,000 3,212,350
Valvoline, Inc.
3.63% 06/15/31
1
660,000 537,187
13,393,318
Office REITs — 0.14%
Hudson Pacific Properties LP
3.25% 01/15/30 1,320,000 838,468
3.95% 11/01/27 3,035,000 2,209,767
4.65% 04/01/29 110,000 77,727
5.95% 02/15/28 875,000 705,196
3,831,158
Real Estate Investment Trust (REIT) — 0.11%
American Tower Corp.
5.55% 07/15/33 2,454,000 2,473,924
Annington Funding PLC
(EMTN)
(United Kingdom)
3.18% 07/12/29
3
300,000 304,479
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
Vonovia Finance BV
(Netherlands)
2.25% 04/07/30
3
$ 300,000 $ 270,073
3,048,476
Residential REITs — 0.18%
American Homes 4 Rent LP
4.30% 04/15/52 3,314,000 2,607,125
Invitation Homes Operating Partnership LP
2.70% 01/15/34 3,325,000 2,522,627
5,129,752
Retail — 0.28%
Fertitta Entertainment, LLC/Fertitta Entertainment Finance
Co., Inc.
6.75% 01/15/30
1
4,400,000 3,751,000
Michaels Cos., Inc. (The)
7.88% 05/01/29
1
5,775,000 3,898,125
7,649,125
Services — 0.69%
Adtalem Global Education, Inc.
5.50% 03/01/28
1
1,000,000 909,239
Global Payments, Inc.
4.88% 03/17/31 290,000 315,462
5.40% 08/15/32 1,420,000 1,384,719
5.95% 08/15/52 2,390,000 2,297,227
HealthEquity, Inc.
4.50% 10/01/29
1
1,034,000 916,041
Hertz Corp. (The)
5.00% 12/01/29
1
6,150,000 5,043,000
WASH Multifamily Acquisition, Inc.
5.75% 04/15/26
1
2,587,000 2,429,431
Waste Pro USA, Inc.
5.50% 02/15/26
1
6,169,000 5,729,599
19,024,718
Specialized REITs — 0.41%
Annington Funding PLC
(EMTN)
(United Kingdom)
2.31% 10/06/32
3
1,800,000 1,594,628
Blackstone Property Partners Europe Holdings SARL
(EMTN)
(Luxembourg)
1.00% 05/04/28
3
1,030,000 844,143
1.63% 04/20/30
3
800,000 615,093
1.75% 03/12/29
3
1,225,000 996,304
China Aoyuan Group Ltd.
(Cayman Islands)
6.35% 02/08/24
3,5,6
2,660,000 152,950
China SCE Group Holdings Ltd.
(Cayman Islands)
7.00% 05/02/25
3
1,070,000 151,940
CubeSmart LP
2.50% 02/15/32 4,075,000 3,242,000

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 14
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Specialized REITs (continued)
Extra Space Storage LP
2.35% 03/15/32 $ 2,990,000 $ 2,340,253
3.90% 04/01/29 593,000 540,991
Life Storage LP
2.40% 10/15/31 450,000 357,338
Sunac China Holdings Ltd.
(Cayman Islands)
6.50% 01/10/25
3,5,6
2,515,000 411,733
6.80% 10/20/24
3,5,6,9,10
720,000 110,676
Times China Holdings Ltd.
(Cayman Islands)
6.75% 07/08/25
3,5,6
1,040,000 76,205
Zhenro Properties Group Ltd.
(Cayman Islands)
6.63% 01/07/26
3,5,6,9,10
1,810,000 76,925
11,511,179
Transportation — 0.10%
American Airlines Pass-Through Trust,
Series 2015-2, Class AA
3.60% 09/22/27 1,895,585 1,765,167
Transnet SOC Ltd.
(South Africa)
8.25% 02/06/28
1,3
900,000 876,375
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90% 10/01/24 45,932 45,473
2,687,015
Total Corporates
(Cost $923,601,383) 843,210,513
FOREIGN GOVERNMENT OBLIGATIONS — 2.55%
Foreign Government Obligations — 2.55%
Bahrain Government International Bond,
Series REGS
(Bahrain)
7.00% 01/26/26
3
500,000 509,600
Brazilian Government International Bond
(Brazil)
3.88% 06/12/30
3
3,010,000 2,674,385
6.00% 10/20/33
3
1,230,000 1,218,199
Chile Government International Bond
(Chile)
2.55% 01/27/32
3
1,257,000 1,076,319
2.55% 07/27/33
3
3,232,000 2,649,208
Colombia Government International Bond
(Colombia)
3.00% 01/30/30
3
1,598,000 1,249,828
3.13% 04/15/31
3
1,020,000 773,751
4.50% 03/15/29
3
1,007,000 883,542
8.00% 04/20/33
3
200,000 204,100
Dominican Republic International Bond
(Dominican Republic)
4.50% 01/30/30
1,3
3,900,000 3,427,708
Issues
Maturity
Date
Principal
Amount Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Foreign Government Obligations (continued)
Finance Department Government of Sharjah
(United Arab Emirates)
6.50% 11/23/32
1,3
$ 1,629,000 $ 1,679,906
Guatemala Government Bond,
Series REGS
(Guam)
5.25% 08/10/29
3
3,050,000 2,909,871
Hungary Government International Bond
(Hungary)
2.13% 09/22/31
1,3
4,200,000 3,266,760
Hungary Government International Bond,
Series REGS
(Hungary)
5.25% 06/16/29
3
300,000 292,529
Indonesia Government International Bond
(Indonesia)
2.85% 02/14/30
3
3,600,000 3,203,082
Mexico Government International Bond
(Mexico)
2.66% 05/24/31
3
5,531,000 4,611,772
4.88% 05/19/33
3
4,375,000 4,187,925
Oman Government International Bond,
Series REGS
(Oman)
5.63% 01/17/28
3
4,640,000 4,598,704
Panama Government International Bond
(Panama)
2.25% 09/29/32
3
3,000,000 2,298,300
3.16% 01/23/30
3
5,251,000 4,610,395
Paraguay Government International Bond,
Series REGS
(Papua New Guinea)
4.95% 04/28/31
3
1,400,000 1,347,570
Perusahaan Penerbit SBSN Indonesia III
(Indonesia)
2.80% 06/23/30
1,3
2,100,000 1,854,140
Peruvian Government International Bond
(Peru)
1.86% 12/01/32
3
1,000,000 770,645
2.78% 01/23/31
3
3,860,000 3,315,315
2.84% 06/20/30
3
2,625,000 2,303,753
4.13% 08/25/27
3
525,000 512,557
Republic of Poland Government International Bond
(Poland)
4.88% 10/04/33
3
2,220,000 2,183,592
5.75% 11/16/32
3
560,000 588,404
Republic of South Africa Government International Bond
(South Africa)
4.30% 10/12/28
3
827,000 731,482
4.85% 09/30/29
3
1,283,000 1,131,786
5.88% 04/20/32
3
1,064,000 944,739
Romanian Government International Bond
(Romania)
6.63% 02/17/28
1,3
450,000 463,770

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
15 / June 2023
Issues
Maturity
Date
Principal
Amount Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Foreign Government Obligations (continued)
Romanian Government International Bond,
Series REGS
(Romania)
3.00% 02/14/31
3
$ 4,400,000 $ 3,659,238
Saudi Government International Bond,
Series REGS (EMTN)
(Saudi Arabia)
3.25% 10/22/30
3
2,220,000 2,017,185
Uruguay Government International Bond
(Uruguay)
4.38% 01/23/31
3
2,788,717 2,756,549
Total Foreign Government Obligations
(Cost $77,737,817) 70,906,609
MORTGAGE-BACKED — 64.26%**
Non-Agency Commercial Mortgage-Backed — 7.90%
1345 Avenue of the Americas & Park Avenue Plaza Trust,
Series 2005-1, Class A3
5.28% 08/10/35
1
7,801,704 7,401,115
A10 Bridge Asset Financing,
Series 2021-D, Class A1FL
(SOFR30A plus 1.45%)
6.52% 10/01/38
1,2
4,230,232 4,045,726
ACRES Commercial Realty Ltd.,
Series 2021-FL1, Class AS
(Cayman Islands)
(CME Term SOFR 1-Month plus 1.71%)
6.82% 06/15/36
1,2,3
9,831,000 9,589,327
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2018-PARK, Class A
4.23% 08/10/38
1,4
7,985,000 7,018,219
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2020-BHP3, Class A
(LIBOR USD 1-Month plus 1.90%)
7.09% 03/15/37
1,2
8,585,000 8,352,669
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2020-BOC, Class X (IO)
0.57% 01/15/32
1,4
98,610,000 1,362,341
Blackstone Industrial Portfolio - Proj Foxtrot
2.23% 04/09/24
4,5,6
3,175,016 2,951,177
BX Commercial Mortgage Trust,
Series 2020-VIVA, Class D
3.67% 03/11/44
1,4
5,000,000 4,002,302
BX Commercial Mortgage Trust,
Series 2021-XL2, Class J
(LIBOR USD 1-Month plus 3.89%)
9.08% 10/15/38
1,2
10,564,552 9,865,468
BX Trust,
Series 2019-OC11, Class A
3.20% 12/09/41
1
7,060,000 6,049,905
BXHPP Trust,
Series 2021-FILM, Class E
(LIBOR USD 1-Month plus 2.00%)
7.19% 08/15/36
1,2
3,917,000 3,351,840
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class F
(LIBOR USD 1-Month plus 2.55%)
7.74% 12/15/37
1,2
$ 9,700,000 $ 9,359,774
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class G
(LIBOR USD 1-Month plus 3.25%)
8.44% 12/15/37
1,2
8,503,000 8,239,046
CD Mortgage Trust,
Series 2016-CD1, Class XA (IO)
1.50% 08/10/49
4
59,474,899 1,797,694
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class XA (IO)
1.45% 02/10/48
4
57,275,050 830,697
Commercial Mortgage Trust,
Series 2012-CR4, Class XA (IO)
1.33% 10/15/45
4
8,525,699 246
Commercial Mortgage Trust,
Series 2013-CR13, Class XA (IO)
0.87% 11/10/46
4
56,349,459 39,532
Commercial Mortgage Trust,
Series 2014-CR16, Class XA (IO)
1.10% 04/10/47
4
97,702,595 393,258
Commercial Mortgage Trust,
Series 2020-CBM, Class XCP (IO)
0.72% 02/10/37
1,4
68,872,262 541,456
Credit Suisse Mortgage Capital Trust,
Series 2020-TMIC, Class A
(LIBOR USD 1-Month plus 3.50%)
8.69% 12/15/35
1,2
11,515,000 11,495,055
CSAIL Commercial Mortgage Trust,
Series 2019-C16, Class XA (IO)
1.71% 06/15/52
4
90,455,726 5,941,245
CSMC,
Series 2021-BPNY, Class A
(LIBOR USD 1-Month plus 3.71%)
8.91% 08/15/23
1,2
12,734,000 11,444,988
Grace Trust,
Series 2020-GRCE, Class A
2.35% 12/10/40
1
8,000,000 6,220,968
Grace Trust,
Series 2020-GRCE, Class D
2.77% 12/10/40
1,4
950,000 662,825
GS Mortgage Securities Corp. Trust,
Series 2020-UPTN, Class XA (IO)
0.45% 02/10/37
1,4
40,999,000 193,739
GS Mortgage Securities Trust,
Series 2014-GC20, Class XA (IO)
1.17% 04/10/47
4
54,362,455 181,778
GSCG Trust,
Series 2019-600C, Class G
4.12% 09/06/34
1,4
9,212,000 3,861,441
Hudson Yards Mortgage Trust,
Series 2019-55HY, Class A
3.04% 12/10/41
1,4
6,555,000 5,518,700

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 16
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Hudson Yards Mortgage Trust,
Series 2019-55HY, Class F
3.04% 12/10/41
1,4
$ 3,891,000 $ 2,566,576
ILPT Commercial Mortgage Trust,
Series 2022-LPFX, Class A
3.38% 03/15/32
1
11,770,000 9,848,559
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2022-NLP, Class H
(CME Term SOFR 1-Month plus 5.01%)
10.16% 04/15/37
1,2
5,424,749 4,297,228
KKR Industrial Portfolio Trust,
Series 2021-KDIP, Class E
(CME Term SOFR 1-Month plus 1.66%)
6.81% 12/15/37
1,2
5,187,750 4,994,860
KREF Ltd.,
Series 2021-FL2, Class AS
(Cayman Islands)
(LIBOR USD 1-Month plus 1.30%)
6.46% 02/15/39
1,2,3
6,900,000 6,578,660
Life Mortgage Trust,
Series 2021-BMR, Class G
(CME Term SOFR 1-Month plus 3.06%)
8.21% 03/15/38
1,2
10,535,474 9,954,844
Med Trust,
Series 2021-MDLN, Class F
(LIBOR USD 1-Month plus 4.00%)
9.19% 11/15/38
1,2
3,980,895 3,763,406
MF1 Ltd.,
Series 2020-FL4, Class B
(CME Term SOFR 1-Month plus 2.86%)
8.01% 11/15/35
1,2
6,000,000 5,933,885
MF1 Ltd.,
Series 2020-FL4, Class D
(CME Term SOFR 1-Month plus 4.21%)
9.36% 11/15/35
1,2
4,481,000 4,385,936
MKT Mortgage Trust,
Series 2020-525M, Class XA (IO)
0.29% 02/12/40
1,4
147,585,000 1,802,574
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C22, Class XA (IO)
1.14% 04/15/48
4
67,298,076 768,847
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class XA (IO)
0.83% 05/15/48
4
101,504,342 1,089,030
Morgan Stanley Capital I Trust,
Series 2018-MP, Class A
4.42% 07/11/40
1,4
4,000,000 3,276,674
MSCG Trust,
Series 2018-SELF, Class E
(LIBOR USD 1-Month plus 2.15%)
7.34% 10/15/37
1,2
4,625,104 4,469,696
Natixis Commercial Mortgage Securities Trust,
Series 2018-ALXA, Class E
4.46% 01/15/43
1,4
1,095,000 813,861
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class A2B
4.14% 01/05/43
1,4
$ 1,840,000 $ 1,193,795
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class C
4.53% 01/05/43
1,4
10,000,000 5,763,595
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class D
4.53% 01/05/43
1,4
13,330,000 6,925,833
VMC Finance LLC,
Series 2021-HT1, Class B
(LIBOR USD 1-Month plus 4.50%)
9.66% 01/18/37
1,2
3,200,000 3,002,518
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class XA (IO)
1.21% 08/15/50
4
35,090,245 185,540
Wells Fargo Commercial Mortgage Trust,
Series 2016-C33, Class XA (IO)
1.73% 03/15/59
4
75,414,604 2,447,966
Westfield Galleria at Roseville
3.25% 03/29/25
5,6
4,300,000 4,204,540
WF-RBS Commercial Mortgage Trust,
Series 2013-C14, Class XA (IO)
0.56% 06/15/46
4
2,948,701 6,319
WF-RBS Commercial Mortgage Trust,
Series 2014-C23, Class XA (IO)
0.69% 10/15/57
4
73,020,682 332,200
219,319,473
Non-Agency Mortgage-Backed — 32.82%
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-HE3, Class A2C
(LIBOR USD 1-Month plus 0.30%)
5.45% 06/25/36
2
4,596,237 3,262,549
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-NC3, Class A2C
(LIBOR USD 1-Month plus 0.32%)
5.47% 12/25/36
2
52,186,101 14,051,170
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-ASP1, Class A1
(LIBOR USD 1-Month plus 0.32%)
5.47% 03/25/37
2
27,978,524 12,815,315
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-ASP1, Class A2D
(LIBOR USD 1-Month plus 0.76%)
5.91% 03/25/37
2
2,222,813 947,274
Adjustable Rate Mortgage Trust,
Series 2005-4, Class 5A1
3.51% 08/25/35
4
1,196,599 946,881
Adjustable Rate Mortgage Trust,
Series 2007-1, Class 1A1
4.39% 03/25/37
4
1,458,133 1,265,169
Alternative Loan Trust,
Series 2005-74T1, Class A1
6.00% 01/25/36 5,322,477 3,380,644

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
17 / June 2023
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Alternative Loan Trust,
Series 2005-76, Class 1A1
(Federal Reserve US 12-Month Cumulative Average plus
1.48%)
5.46% 01/25/36
2
$ 2,528,538 $ 2,289,124
Alternative Loan Trust,
Series 2006-HY12, Class A5
3.95% 08/25/36
4
2,101,598 1,967,430
American Home Mortgage Investment Trust,
Series 2006-1, Class 11A1
(LIBOR USD 1-Month plus 0.28%)
5.43% 03/25/46
2
8,145,083 7,033,270
American Home Mortgage Investment Trust,
Series 2006-1, Class 12A1
(LIBOR USD 1-Month plus 0.40%)
5.55% 03/25/46
2
2,524,976 2,171,615
Argent Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2006-W3, Class A2C
(LIBOR USD 1-Month plus 0.36%)
5.51% 04/25/36
2
38,447,312 11,951,268
Asset-Backed Funding Certificates,
Series 2007-WMC1, Class A1A
(LIBOR USD 1-Month plus 1.25%)
6.40% 06/25/37
2
16,451,565 11,925,934
Asset-Backed Funding Certificates,
Series 2007-WMC1, Class A2B
(LIBOR USD 1-Month plus 1.00%)
6.15% 06/25/37
2
2,985,954 2,475,461
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2004-HE9, Class M1
(LIBOR USD 1-Month plus 0.98%)
6.13% 12/25/34
2
1,128,308 1,030,662
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2006-HE5, Class A5
(LIBOR USD 1-Month plus 0.48%)
2.82% 07/25/36
2
9,754,000 9,247,988
Banc of America Alternative Loan Trust,
Series 2003-8, Class 1CB1
5.50% 10/25/33 397,125 377,000
Banc of America Funding Trust,
Series 2004-B, Class 5A1
4.10% 11/20/34
4
148,162 142,073
Banc of America Funding Trust,
Series 2006-D, Class 3A1
4.39% 05/20/36
4
599,354 538,228
Banc of America Funding Trust,
Series 2015-R3, Class 6A2
4.51% 05/27/36
1,4
9,273,183 8,734,719
Banc of America Mortgage Trust,
Series 2005-K, Class 2A1
3.97% 12/25/35
4
621,753 555,597
BCAP LLC Trust,
Series 2007-AA1, Class 2A1
(LIBOR USD 1-Month plus 0.36%)
5.51% 03/25/37
2
2,431,990 2,095,527
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
BCAP LLC Trust,
Series 2014-RR3, Class 4A1
6.23% 03/26/36
1,4
$ 596,557 $ 590,753
Bear Stearns ALT-A Trust,
Series 2005-2, Class 2A4
3.66% 04/25/35
4
707,529 626,414
Bear Stearns ALT-A Trust,
Series 2005-8, Class 11A1
(LIBOR USD 1-Month plus 0.54%)
5.69% 10/25/35
2
5,120,255 4,536,406
Bear Stearns ARM Trust,
Series 2005-9, Class A1
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 2.30%)
5.23% 10/25/35
2
897,254 852,145
Bear Stearns Asset-Backed Securities I Trust,
Series 2005-AC6, Class 1A3
5.50% 09/25/35
4
263,152 231,221
Bear Stearns Asset-Backed Securities I Trust,
Series 2006-AC2, Class 21A3
6.00% 03/25/36 11,210 11,029
Bear Stearns Mortgage Funding Trust,
Series 2007-AR4, Class 1A1
(LIBOR USD 1-Month plus 0.40%)
5.55% 09/25/47
2
4,525,234 3,978,704
Bear Stearns Mortgage Funding Trust,
Series 2007-AR4, Class 2A1
(LIBOR USD 1-Month plus 0.21%)
5.36% 06/25/37
2
3,415,824 3,056,868
Carrington Mortgage Loan Trust,
Series 2006-NC4, Class A4
(LIBOR USD 1-Month plus 0.24%)
5.39% 10/25/36
2
14,364,300 12,349,471
Carrington Mortgage Loan Trust,
Series 2006-OPT1, Class M1
(LIBOR USD 1-Month plus 0.53%)
5.68% 02/25/36
2
1,125,005 1,085,671
Cascade MH Asset Trust,
Series 2022-MH1, Class A (STEP-reset date 08/25/23)
4.25% 08/25/54
1
6,794,534 5,984,291
Chase Mortgage Finance Trust,
Series 2007-A1, Class 8A1
4.12% 02/25/37
4
408,207 394,631
CIM Trust,
Series 2019-R3, Class A
2.63% 06/25/58
1,4
6,514,001 5,920,442
CIM Trust,
Series 2020-R1, Class A1
2.85% 10/27/59
1,4
10,345,691 8,534,263
CIM Trust,
Series 2020-R3, Class A1A
4.00% 01/26/60
1,4
6,389,271 5,877,557
CIM Trust,
Series 2020-R6, Class A1A
2.25% 12/25/60
1,4
5,033,910 4,246,782

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 18
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
CIM Trust,
Series 2020-R7, Class A1A
2.25% 12/27/61
1,4
$ 8,091,219 $ 6,938,722
CIM Trust,
Series 2021-NR3, Class A1 (STEP-reset date 08/25/23)
2.57% 06/25/57
1
3,428,677 3,283,356
CIM Trust,
Series 2021-NR4, Class A1 (STEP-reset date 08/25/23)
2.82% 10/25/61
1
12,516,045 11,724,827
CIM Trust,
Series 2021-R3, Class A1B
1.95% 06/25/57
1,4
18,287,000 12,700,466
CIM Trust,
Series 2021-R4, Class A1A
2.00% 05/01/61
1,4
10,759,479 9,206,493
CIM Trust,
Series 2021-R4, Class A1B
2.00% 05/01/61
1,4
10,243,493 7,021,543
CIM Trust,
Series 2021-R5, Class A1A
2.00% 08/25/61
1,4
9,017,020 7,205,124
CIM Trust,
Series 2023-NR1, Class A1 (STEP-reset date 08/25/23)
6.00% 06/25/62
1
14,165,830 13,566,864
CIM Trust,
Series 2023-R1, Class A1A
5.40% 04/25/62
1,4
13,256,212 12,736,818
CIM Trust,
Series 2023-R3, Class A1B
4.50% 01/25/63
1,4
11,444,000 8,109,826
Citigroup Mortgage Loan Trust,
Series 2005-9, Class 1A1
(LIBOR USD 1-Month plus 0.26%)
5.41% 11/25/35
2
40,207 33,160
Citigroup Mortgage Loan Trust,
Series 2006-AR3, Class 1A2A
4.16% 06/25/36
4
69,813 64,563
Citigroup Mortgage Loan Trust,
Series 2006-HE3, Class A2C
(LIBOR USD 1-Month plus 0.32%)
5.47% 12/25/36
2
6,198,785 3,912,667
Citigroup Mortgage Loan Trust,
Series 2006-HE3, Class A2D
(LIBOR USD 1-Month plus 0.46%)
5.61% 12/25/36
2
6,624,656 4,174,780
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-3, Class 1A2
(LIBOR USD 1-Month plus 0.58%)
5.73% 04/25/35
2
2,509,839 2,285,573
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-9, Class 1A1
(LIBOR USD 1-Month plus 0.60%)
5.75% 05/25/35
2
60,315 49,643
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR26, Class 3A1
4.47% 11/25/33
4
327,327 313,824
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-11, Class 1A1
6.50% 12/25/35 $ 514,567 $ 268,831
Credit Suisse First Boston Mortgage-Backed Pass-Through
Certificates,
Series 2004-AR5, Class 9A1
3.42% 06/25/34
4
28,485 26,925
Credit Suisse Mortgage Capital Certificates,
Series 2022-RPL1, Class CERT
4.23% 04/25/61
1
493,980 418,800
Credit Suisse Mortgage Capital Trust,
Series 2006-8, Class 3A1
6.00% 10/25/21 24,960 11,958
Credit Suisse Mortgage Capital Trust,
Series 2020-RPL2, Class A12
3.50% 02/25/60
1,4
9,561,785 9,567,448
Credit Suisse Mortgage Capital Trust,
Series 2022-RPL1, Class PT
4.51% 04/25/61
1,4
11,687,924 9,911,569
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB2, Class AF3 (STEP-reset date 08/25/23)
3.04% 12/25/36 651,896 500,594
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB9, Class A2
(LIBOR USD 1-Month plus 0.22%)
5.37% 11/25/36
2
7,067,807 3,322,528
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB1, Class AF2 (STEP-reset date 08/25/23)
3.16% 01/25/37 2,476,399 752,547
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB4, Class A1A
(LIBOR USD 1-Month plus 0.09%)
2.67% 04/25/37
2
564,020 548,251
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB5, Class A1
(LIBOR USD 1-Month plus 0.06%)
3.00% 04/25/37
2
1,293,578 789,236
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB2, Class A2B (STEP-reset date 08/25/23)
3.54% 02/25/37 4,250,204 2,603,586
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB2, Class A2C (STEP-reset date 08/25/23)
3.54% 02/25/37 1,017,251 636,214
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB3, Class A3 (STEP-reset date 08/25/23)
3.29% 03/25/37 5,434,405 2,072,754
CSMC Mortgage-Backed Trust,
Series 2006-1, Class 1A4
5.50% 02/25/36 2,692,750 2,342,315
CSMC Trust,
Series 2021-RPL7, Class A1
1.93% 07/27/61
1,4
8,013,939 7,391,512

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
19 / June 2023
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
CSMCM Trust,
Series 2018-SP3, Class CERT
3.77% 10/25/58
1,4
$ 13,069,733 $ 10,862,947
DSLA Mortgage Loan Trust,
Series 2004-AR4, Class 2A1A
(LIBOR USD 1-Month plus 0.72%)
5.88% 01/19/45
2
434,101 349,230
DSLA Mortgage Loan Trust,
Series 2005-AR6, Class 2A1A
(LIBOR USD 1-Month plus 0.58%)
5.74% 10/19/45
2
3,372,776 2,881,930
DSLA Mortgage Loan Trust,
Series 2006-AR2, Class 2A1A
(LIBOR USD 1-Month plus 0.20%)
5.36% 10/19/36
2
5,329,968 3,732,544
DSLA Mortgage Loan Trust,
Series 2007-AR1, Class 2A1A
(LIBOR USD 1-Month plus 0.14%)
5.30% 03/19/37
2
1,171,392 937,692
Fannie Mae Connecticut Avenue Securities,
Series 2019-R06, Class 2B1
(LIBOR USD 1-Month plus 3.75%)
8.90% 09/25/39
1,2
6,089,393 6,143,382
Fannie Mae Connecticut Avenue Securities,
Series 2021-R01, Class 1B1
(SOFR30A plus 3.10%)
8.17% 10/25/41
1,2
2,500,000 2,470,054
Fannie Mae Connecticut Avenue Securities,
Series 2021-R02, Class 2B1
(SOFR30A plus 3.30%)
8.37% 11/25/41
1,2
10,000,000 9,946,843
Fannie Mae Connecticut Avenue Securities,
Series 2021-R03, Class 1B2
(SOFR30A plus 5.50%)
10.57% 12/25/41
1,2
3,950,000 3,839,585
First Franklin Mortgage Loan Trust,
Series 2006-FF13, Class A2C
(LIBOR USD 1-Month plus 0.32%)
5.47% 10/25/36
2
12,079,968 8,134,840
First Franklin Mortgage Loan Trust,
Series 2006-FF18, Class A2D
(LIBOR USD 1-Month plus 0.21%)
5.36% 12/25/37
2
712,865 615,792
First Franklin Mortgage Loan Trust,
Series 2006-FF4, Class A3
(LIBOR USD 1-Month plus 0.56%)
4.23% 03/25/36
2
2,171,636 2,145,999
First Franklin Mortgage Loan Trust,
Series 2006-FF5, Class M1
(LIBOR USD 1-Month plus 0.41%)
5.56% 04/25/36
2
3,860,000 2,797,296
First Franklin Mortgage Loan Trust,
Series 2006-FF9, Class 2A4
(LIBOR USD 1-Month plus 0.50%)
5.65% 06/25/36
2
8,650,000 7,673,321
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
First Franklin Mortgage Loan Trust,
Series 2007-FF1, Class A2D
(LIBOR USD 1-Month plus 0.44%)
5.59% 01/25/38
2
$ 3,905,574 $ 2,061,422
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2B
(LIBOR USD 1-Month plus 0.10%)
5.25% 03/25/37
2
536,843 259,719
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA3, Class A1
5.18% 09/25/34
4
131,364 119,778
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA3, Class A3
5.18% 09/25/34
4
201,997 184,181
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA10, Class 1A1
5.54% 12/25/35
4
750,908 625,204
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA12, Class 2A1
5.13% 02/25/36
4
944,348 639,928
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA3, Class 3A1
5.81% 05/25/35
4
960,036 871,269
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA7, Class 2A1
5.07% 09/25/35
4
1,268,046 1,100,745
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA8, Class 2A1
5.19% 10/25/35
4
1,647,490 1,085,163
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA9, Class 2A1
5.44% 11/25/35
4
917,657 785,303
First Horizon Alternative Mortgage Securities Trust,
Series 2006-AA1, Class 1A1
5.24% 03/25/36
4
1,130,113 855,604
First Horizon Alternative Mortgage Securities Trust,
Series 2006-AA7, Class A1
5.12% 01/25/37
4
1,830,678 1,364,866
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR4, Class 1A1
3.28% 09/25/35
4
1,215,933 797,698
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR4, Class 2A1
4.02% 10/25/35
4
39,497 37,261
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR5, Class 2A1
4.31% 11/25/35
4
562,005 449,585
First Horizon Mortgage Pass-Through Trust,
Series 2007-AR2, Class 1A2
4.90% 08/25/37
4
52,806 17,672
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2021-DNA2, Class M2
(SOFR30A plus 2.30%)
7.37% 08/25/33
1,2
9,146,610 9,156,736

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 20
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2021-DNA3, Class M2
(SOFR30A plus 2.10%)
7.17% 10/25/33
1,2
$ 5,245,000 $ 5,137,771
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2021-HQA1, Class M2
(SOFR30A plus 2.25%)
7.32% 08/25/33
1,2
9,088,715 8,950,414
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2021-HQA2, Class M2
(SOFR30A plus 2.05%)
7.12% 12/25/33
1,2
5,000,000 4,790,992
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2022-DNA1, Class M1B
(SOFR30A plus 1.85%)
6.92% 01/25/42
1,2
3,485,000 3,381,948
GMACM Mortgage Corp. Loan Trust,
Series 2005-AR5, Class 2A1
4.14% 09/19/35
4
1,255,425 915,021
GMACM Mortgage Corp. Loan Trust,
Series 2005-AR5, Class 3A1
3.86% 09/19/35
4
962,028 789,216
GMACM Mortgage Corp. Loan Trust,
Series 2006-AR1, Class 1A1
3.28% 04/19/36
4
2,661,812 2,084,124
GreenPoint Manufactured Housing,
Series 2000-1, Class A4
8.14% 03/20/30
4
4,529,442 3,284,536
GreenPoint Mortgage Funding Trust,
Series 2007-AR1, Class 2A1A
(LIBOR USD 1-Month plus 0.40%)
5.55% 03/25/47
2
8,525,589 7,477,261
GSAMP Trust,
Series 2007-FM2, Class A1
(LIBOR USD 1-Month plus 0.14%)
5.29% 01/25/37
2
17,571,729 10,328,244
GSR Mortgage Loan Trust,
Series 2005-7F, Class 3A3 (IO)
(-1.00 X LIBOR USD 1-Month plus 5.50%, 5.50% Cap)
0.35% 09/25/35
2,5,6
10,076 103
GSR Mortgage Loan Trust,
Series 2005-AR4, Class 5A1
4.89% 07/25/35
4
351,797 330,086
GSR Mortgage Loan Trust,
Series 2006-AR2, Class 2A1
3.54% 04/25/36
4
162,529 107,828
GSR Mortgage Loan Trust,
Series 2007-AR2, Class 5A1A
4.31% 05/25/37
4
445,512 391,261
HarborView Mortgage Loan Trust,
Series 2005-10, Class 2A1A
(LIBOR USD 1-Month plus 0.62%)
5.78% 11/19/35
2
915,173 637,046
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
HarborView Mortgage Loan Trust,
Series 2006-7, Class 1A
(LIBOR USD 1-Month plus 0.42%)
5.57% 09/19/46
2
$ 8,371,682 $ 7,305,947
HarborView Mortgage Loan Trust,
Series 2007-6, Class 1A1A
(LIBOR USD 1-Month plus 0.20%)
5.36% 08/19/37
2
9,312,816 7,893,621
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2005-D, Class AII4
(LIBOR USD 1-Month plus 0.70%)
5.85% 03/25/36
2
1,139,249 1,124,993
HSI Asset Securitization Corp. Trust,
Series 2005-OPT1, Class M1
(LIBOR USD 1-Month plus 0.63%)
5.78% 11/25/35
2
1,371,668 1,332,248
HSI Asset Securitization Corp. Trust,
Series 2006-HE1, Class 1A1
(LIBOR USD 1-Month plus 0.28%)
5.43% 10/25/36
2
10,882,452 3,584,672
HSI Asset Securitization Corp. Trust,
Series 2006-HE2, Class 1A
(LIBOR USD 1-Month plus 0.26%)
5.41% 12/25/36
2
26,534,629 10,976,312
HSI Asset Securitization Corp. Trust,
Series 2006-WMC1, Class A1
(LIBOR USD 1-Month plus 0.10%)
5.25% 07/25/36
2
10,048,325 4,461,894
HSI Asset Securitization Corp. Trust,
Series 2006-WMC1, Class A2
(LIBOR USD 1-Month plus 0.20%)
5.35% 07/25/36
2
11,121,559 4,958,418
HSI Asset Securitization Corp. Trust,
Series 2006-WMC1, Class A4
(LIBOR USD 1-Month plus 0.50%)
5.65% 07/25/36
2
9,725,283 4,384,354
Impac CMB Trust,
Series 2005-2, Class 1A1
(LIBOR USD 1-Month plus 0.52%)
5.67% 04/25/35
2
1,791,834 1,691,015
IndyMac Index Mortgage Loan Trust,
Series 2005-AR14, Class 1A1A
(LIBOR USD 1-Month plus 0.56%)
5.71% 07/25/35
2
8,013,309 5,673,734
IndyMac Index Mortgage Loan Trust,
Series 2005-AR19, Class A1
3.28% 10/25/35
4
1,718,163 1,364,486
IndyMac Index Mortgage Loan Trust,
Series 2006-AR27, Class 1A3
(LIBOR USD 1-Month plus 0.54%)
5.69% 10/25/36
2
5,025,691 2,149,080
IndyMac Index Mortgage Loan Trust,
Series 2006-AR4, Class A2A
(LIBOR USD 1-Month plus 0.50%)
5.65% 05/25/46
2
10,467,792 9,828,373

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
21 / June 2023
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
IndyMac Index Mortgage Loan Trust,
Series 2006-AR7, Class 3A1
3.39% 05/25/36
4
$ 209,179 $ 174,023
IndyMac Index Mortgage Loan Trust,
Series 2006-AR9, Class 3A3
3.37% 06/25/36
4
2,587,029 2,125,400
IndyMac Index Mortgage Loan Trust,
Series 2007-FLX4, Class 2A1
(LIBOR USD 1-Month plus 0.18%)
5.33% 07/25/37
2
11,812,455 10,693,936
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1998-1, Class A4
6.49% 09/25/28 19,234 19,171
JPMorgan Mortgage Acquisition Trust,
Series 2006-CH1, Class M2
(LIBOR USD 1-Month plus 0.29%)
5.44% 07/25/36
2
1,663,250 1,656,247
JPMorgan Mortgage Acquisition Trust,
Series 2006-WMC4, Class A1A
(LIBOR USD 1-Month plus 0.13%)
5.28% 12/25/36
2
7,102,795 4,205,801
JPMorgan Mortgage Acquisition Trust,
Series 2006-WMC4, Class A4
(LIBOR USD 1-Month plus 0.15%)
5.30% 12/25/36
2
8,933,760 4,614,219
JPMorgan Mortgage Trust,
Series 2005-A6, Class 7A1
4.08% 08/25/35
4
14,411 12,066
JPMorgan Mortgage Trust,
Series 2006-A3, Class 2A1
3.85% 05/25/36
4
16,685 14,053
Legacy Mortgage Asset Trust,
Series 2017-RPL1, Class A
(LIBOR USD 1-Month plus 1.75%)
6.93% 01/28/70
1,2
1,869,303 1,872,481
Lehman XS Trust,
Series 2005-5N, Class 3A1A
(LIBOR USD 1-Month plus 0.30%)
5.45% 11/25/35
2
719,035 705,183
Lehman XS Trust,
Series 2006-17, Class 1A3
(LIBOR USD 1-Month plus 0.50%)
5.65% 08/25/46
2
12,600,671 11,087,796
Lehman XS Trust,
Series 2006-GP2, Class 1A5A
(LIBOR USD 1-Month plus 0.42%)
4.07% 06/25/46
2
3,434,657 3,059,994
Lehman XS Trust,
Series 2007-18N, Class 1A1
(LIBOR USD 1-Month plus 1.70%)
6.85% 10/25/37
2
2,998,382 2,796,184
Long Beach Mortgage Loan Trust,
Series 2006-2, Class 1A
(LIBOR USD 1-Month plus 0.36%)
5.51% 03/25/46
2
6,175,834 5,064,251
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Long Beach Mortgage Loan Trust,
Series 2006-9, Class 2A2
(LIBOR USD 1-Month plus 0.22%)
5.37% 10/25/36
2
$ 48,651,440 $ 14,336,983
MASTR Adjustable Rate Mortgages Trust,
Series 2003-7, Class 3A1
3.81% 11/25/33
4
75,429 70,257
MASTR Adjustable Rate Mortgages Trust,
Series 2004-15, Class 8A1
5.12% 10/25/34
4
79,023 75,384
MASTR Adjustable Rate Mortgages Trust,
Series 2004-3, Class 3A3
4.12% 04/25/34
4
30,069 28,153
MASTR Adjustable Rate Mortgages Trust,
Series 2006-OA2, Class 1A1
(Federal Reserve US 12-Month Cumulative Average plus
0.80%)
4.78% 12/25/46
2
16,045,278 11,841,691
MASTR Asset-Backed Securities Trust,
Series 2006-WMC1, Class A3
(LIBOR USD 1-Month plus 0.36%)
5.51% 02/25/36
2
16,112,803 5,990,092
MASTR Asset-Backed Securities Trust,
Series 2007-HE1, Class A4
(LIBOR USD 1-Month plus 0.28%)
5.43% 05/25/37
2
3,150,000 2,457,476
MASTR Asset-Backed Securities Trust,
Series 2007-WMC1, Class A2
(LIBOR USD 1-Month plus 0.05%)
5.20% 01/25/37
2
16,268,482 4,763,331
Merrill Lynch Alternative Note Asset Trust,
Series 2007-A3, Class A2D
(LIBOR USD 1-Month plus 0.66%)
5.81% 04/25/37
2,5,6
883,581 38,586
Merrill Lynch Alternative Note Asset Trust,
Series 2007-OAR2, Class A2
(LIBOR USD 1-Month plus 0.42%)
5.57% 04/25/37
2
7,292,066 6,197,895
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-1, Class A2C
(LIBOR USD 1-Month plus 0.50%)
5.65% 04/25/37
2
16,950,311 6,885,327
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-4, Class 2A4
(LIBOR USD 1-Month plus 0.50%)
5.65% 07/25/37
2
868,465 742,613
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-5, Class 1A
(LIBOR USD 1-Month plus 0.85%)
6.00% 10/25/37
2
22,815,872 13,596,765
Merrill Lynch Mortgage Investors Trust,
Series 2003-A6, Class 2A
4.30% 10/25/33
4
66,263 63,929

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 22
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Merrill Lynch Mortgage Investors Trust,
Series 2007-2, Class 1A1
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 2.40%)
7.62% 08/25/36
2
$ 631,842 $ 559,551
Morgan Stanley ABS Capital I Trust,
Series 2006-NC2, Class A2D
(LIBOR USD 1-Month plus 0.58%)
5.73% 02/25/36
2
948,789 940,680
Morgan Stanley ABS Capital I, Inc., Trust,
Series 2006-HE4, Class A3
(LIBOR USD 1-Month plus 0.30%)
5.45% 06/25/36
2
9,092,160 4,760,666
Morgan Stanley ABS Capital I, Inc., Trust,
Series 2006-HE4, Class A4
(LIBOR USD 1-Month plus 0.48%)
5.63% 06/25/36
2
9,699,281 5,125,928
Morgan Stanley ABS Capital I, Inc., Trust,
Series 2007-NC3, Class A2C
(LIBOR USD 1-Month plus 0.19%)
5.34% 05/25/37
2
20,859,605 14,993,065
Morgan Stanley Home Equity Loan Trust,
Series 2006-3, Class A4
(LIBOR USD 1-Month plus 0.52%)
5.67% 04/25/36
2
11,636,046 8,227,220
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A4
4.36% 09/25/34
4
178,373 169,934
Morgan Stanley Mortgage Loan Trust,
Series 2006-2, Class 1A
5.25% 02/25/21 43,674 41,850
MortgageIT Trust,
Series 2005-2, Class 2A
(LIBOR USD 1-Month plus 1.65%)
6.82% 05/25/35
2
516,536 484,135
New York Mortgage Trust,
Series 2005-3, Class A1
(LIBOR USD 1-Month plus 0.48%)
5.63% 02/25/36
2
176,118 172,501
Nomura Asset Acceptance Corp.,
Series 2005-AR4, Class 4A1
4.77% 08/25/35
4
2,205,122 1,541,119
NRPL,
Series 2019-3A, Class A1 (STEP-reset date 08/25/23)
6.00% 07/25/59
1
8,568,208 8,417,564
Oakwood Mortgage Investors, Inc.,
Series 2000-A, Class A5
8.16% 09/15/29
4
10,211,723 2,458,208
Option One Mortgage Loan Trust,
Series 2007-4, Class 2A2
(LIBOR USD 1-Month plus 0.18%)
5.33% 04/25/37
2
12,721,401 7,184,462
Option One Mortgage Loan Trust,
Series 2007-5, Class 2A2
(LIBOR USD 1-Month plus 0.17%)
5.32% 05/25/37
2
18,740,601 9,915,087
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Ownit Mortgage Loan Trust,
Series 2006-2, Class A1
(LIBOR USD 1-Month plus 0.42%)
5.57% 01/25/37
2
$ 4,006,229 $ 3,797,975
PHH Alternative Mortgage Trust,
Series 2007-2, Class 1A4
(LIBOR USD 1-Month plus 0.60%)
5.75% 05/25/37
2
6,350,399 5,850,792
Popular ABS Mortgage Pass-Through Trust,
Series 2007-A, Class A3
(LIBOR USD 1-Month plus 0.31%)
5.46% 06/25/47
2
4,620,597 4,177,641
PRET LLC,
Series 2022-RN2, Class A2 (STEP-reset date 07/25/23)
6.50% 06/25/52
1
16,833,000 15,397,825
PRET, LLC,
Series 2022-RN1, Class A1 (STEP-reset date 07/25/23)
3.72% 07/25/51
1
14,871,167 13,970,629
Pretium Mortgage Credit Partners LLC,
Series 2022-RN3, Class A2
6.50% 08/25/52
1,4
14,985,000 13,732,611
PRPM LLC,
Series 2021-9, Class A1 (STEP-reset date 07/25/23)
2.36% 10/25/26
1
15,371,192 14,355,492
PRPM, LLC,
Series 2021-8, Class A1
1.74% 09/25/26
1,4
8,653,787 7,995,628
RAAC Trust,
Series 2005-SP1, Class 4A1
7.00% 09/25/34 27,712 21,470
Residential Accredit Loans Trust,
Series 2005-QA13, Class 2A1
4.83% 12/25/35
4
1,312,498 1,069,432
Residential Accredit Loans Trust,
Series 2005-QA4, Class A41
4.26% 04/25/35
4
5,208 5,112
Residential Accredit Loans Trust,
Series 2005-QA7, Class A21
4.87% 07/25/35
4
466,305 432,005
Residential Accredit Loans Trust,
Series 2005-QA8, Class CB21
4.70% 07/25/35
4
534,932 302,890
Residential Accredit Loans Trust,
Series 2006-QS13, Class 2A1
5.75% 09/25/21 3,359 1,992
Residential Accredit Loans Trust,
Series 2006-QS16, Class A6
6.00% 11/25/36 330,156 264,540
Residential Accredit Loans Trust,
Series 2007-QA3, Class A1
(LIBOR USD 1-Month plus 0.20%)
5.35% 05/25/37
2
14,278,618 12,745,082
Residential Accredit Loans Trust,
Series 2007-QH6, Class A1
(LIBOR USD 1-Month plus 0.38%)
5.53% 07/25/37

7,476,299 6,716,320

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
23 / June 2023
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Accredit Loans Trust,
Series 2007-QS1, Class 2AV (IO)
0.17% 01/25/37
4,5,6
$ 1,443,422 $ 7,506
Residential Asset Securitization Trust,
Series 2006-A9CB, Class A9
6.00% 09/25/36 4,928,215 1,598,425
Residential Funding Mortgage Securities Trust,
Series 2007-SA2, Class 1A
4.11% 04/25/37
4
232,021 138,293
Saxon Asset Securities Trust,
Series 2007-2, Class A2C
(LIBOR USD 1-Month plus 0.24%)
5.39% 05/25/47
2
12,662,423 9,053,841
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-CB1, Class AF4 (STEP-reset date 08/25/23)
2.86% 01/25/36 3,593,785 2,875,117
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-WM4, Class A1
(LIBOR USD 1-Month plus 0.38%)
5.53% 11/25/36
1,2
8,773,182 4,203,414
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR2, Class A2
(LIBOR USD 1-Month plus 0.23%)
5.38% 02/25/37
2
5,857,454 2,572,840
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR4, Class A2B
(LIBOR USD 1-Month plus 0.20%)
5.35% 05/25/37
2
9,452,204 5,773,128
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-NC1, Class A2B
(LIBOR USD 1-Month plus 0.30%)
5.45% 12/25/36
2
5,497,597 3,008,442
Soundview Home Loan Trust,
Series 2007-OPT1, Class 2A3
(LIBOR USD 1-Month plus 0.21%)
5.36% 06/25/37
2
18,376,051 12,374,418
Soundview Home Loan Trust,
Series 2007-WMC1, Class 3A3
(LIBOR USD 1-Month plus 0.26%)
5.41% 02/25/37
2
971,242 281,834
Specialty Underwriting & Residential Finance Trust,
Series 2007-BC2, Class A1
(LIBOR USD 1-Month plus 0.23%)
5.38% 04/25/37
2
19,411,692 13,467,795
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 2A
4.98% 09/25/34
4
302,520 293,394
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-2, Class 4A2
5.12% 03/25/34
4
664,849 627,793
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-12, Class 3A1
5.30% 06/25/35
4
225,597 199,661
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-21, Class 2A
5.67% 11/25/35
4
659,116 528,759
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-7, Class 1A3
4.70% 04/25/35
4
$ 1,933,090 $ 1,814,652
Structured Adjustable Rate Mortgage Loan Trust,
Series 2006-11, Class 1A1
(LIBOR USD 1-Month plus 0.32%)
5.47% 12/25/36
2
949,865 876,227
Structured Asset Investment Loan Trust,
Series 2004-6, Class A3
(LIBOR USD 1-Month plus 0.80%)
5.95% 07/25/34
2
7,857,226 7,629,121
Structured Asset Mortgage Investments II Trust,
Series 2006-AR3, Class 22A1
3.68% 05/25/36
4
420,001 230,187
Structured Asset Mortgage Investments II Trust,
Series 2006-AR5, Class 1A1
(LIBOR USD 1-Month plus 0.42%)
5.57% 05/25/36
2
185,183 124,843
Structured Asset Mortgage Investments II Trust,
Series 2006-AR7, Class A1BG
(LIBOR USD 1-Month plus 0.12%)
5.27% 08/25/36
2
6,055,361 5,257,762
Structured Asset Mortgage Investments II Trust,
Series 2007-AR6, Class A1
(Federal Reserve US 12-Month Cumulative Average plus
1.50%)
5.48% 08/25/47
2
8,778,341 7,212,379
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2005-2XS, Class 2A2
(LIBOR USD 1-Month plus 1.50%)
6.67% 02/25/35
2
49,892 49,612
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2005-4XS, Class 2A1A
(LIBOR USD 1-Month plus 1.75%)
6.92% 03/25/35
2
805,746 778,559
Structured Asset Securities Corp. Mortgage Pass-Through
Certificates,
Series 2003-34A, Class 3A3
4.83% 11/25/33
4
14,421 14,213
SunTrust Adjustable Rate Mortgage Loan Trust,
Series 2007-4, Class 3A1
3.73% 10/25/37
4
789,341 691,750
SunTrust Adjustable Rate Mortgage Loan Trust,
Series 2007-S1, Class 2A1
4.41% 01/25/37
4
296,723 289,316
SunTrust Adjustable Rate Mortgage Loan Trust,
Series 2007-S1, Class 5A1
4.16% 01/25/37
4
69,943 65,954
Towd Point Mortgage Trust,
Series 2017-4, Class B1
3.55% 06/25/57
1,4
8,650,000 7,155,077
VOLT XCIV LLC,
Series 2021-NPL3, Class A1 (STEP-reset date 07/25/23)
2.24% 02/27/51
1
10,858,191 10,029,578

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 24
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Asset-Backed Certificates,
Series 2007-HE1, Class 2A2
(LIBOR USD 1-Month plus 0.11%)
5.26% 01/25/37
2
$ 5,162,588 $ 2,367,410
WaMu Asset-Backed Certificates,
Series 2007-HE2, Class 2A2
(LIBOR USD 1-Month plus 0.22%)
5.37% 02/25/37
2
28,291,013 8,761,226
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR13, Class A1A
(LIBOR USD 1-Month plus 0.72%)
5.87% 11/25/34
2
102,645 93,957
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR14, Class A1
4.20% 01/25/35
4
320,373 293,522
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR6, Class A
(LIBOR USD 1-Month plus 0.84%)
5.99% 05/25/44
2
4,973 4,963
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR14, Class 2A1
3.77% 12/25/35
4
16,610 15,297
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR16, Class 1A3
3.88% 12/25/35
4
895,580 818,362
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 2A21
(LIBOR USD 1-Month plus 0.66%)
5.81% 01/25/45
2
321,054 315,745
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR9, Class A1A
(LIBOR USD 1-Month plus 0.64%)
5.79% 07/25/45
2
403,195 378,877
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR3, Class A1A
(Federal Reserve US 12-Month Cumulative Average plus
1.00%)
4.98% 02/25/46
2
3,055,347 2,626,190
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR4, Class 1A1A
(Federal Reserve US 12-Month Cumulative Average plus
0.94%)
4.03% 05/25/46
2
1,303,218 1,167,373
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR7, Class 2A
(Federal Reserve US 12-Month Cumulative Average plus
0.98%)
4.96% 07/25/46
2
3,013,399 2,644,035
WaMu Mortgage Pass-Through Certificates,
Series 2007-HY3, Class 1A1
3.47% 03/25/37
4
1,526,205 1,215,775
WaMu Mortgage Pass-Through Certificates,
Series 2007-OA5, Class 1A
(Federal Reserve US 12-Month Cumulative Average plus
0.75%)
4.73% 06/25/47
2
1,214,541 992,028
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates,
Series 2007-OC1, Class A1
(LIBOR USD 1-Month plus 0.48%)
5.63% 01/25/47
2
$ 4,357,210 $ 4,007,665
Wells Fargo Alternative Loan Trust,
Series 2007-PA5, Class 1A1
6.25% 11/25/37 1,240,607 1,044,481
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2007-1, Class A3
(LIBOR USD 1-Month plus 0.64%)
5.79% 03/25/37
2
4,690,000 4,109,622
Wells Fargo Mortgage-Backed Securities Trust,
Series 2006-AR14, Class 2A1
4.51% 10/25/36
4
290,845 266,009
Wells Fargo Mortgage-Backed Securities Trust,
Series 2006-AR4, Class 1A1
4.66% 04/25/36
4
68,266 61,488
911,680,058
U.S. Agency Commercial Mortgage-Backed — 1.08%
Fannie Mae-Aces,
Series 2016-M11, Class X2 (IO)
3.09% 07/25/39
4
10,324,387 187,380
Fannie Mae-Aces,
Series 2016-M2, Class X3 (IO)
2.04% 04/25/36
4
5,509,766 48,394
Fannie Mae-Aces,
Series 2016-M4, Class X2 (IO)
2.70% 01/25/39
4
20,614,018 285,259
Fannie Mae-Aces,
Series 2019-M29, Class X4 (IO)
0.70% 03/25/29
4
117,375,779 3,447,109
Freddie Mac Multifamily PC REMIC Trust,
Series 2019-P002, Class X (IO)
1.14% 07/25/33
4
14,520,699 1,163,589
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K043, Class X3 (IO)
1.69% 02/25/43
4
58,000,000 1,369,534
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K051, Class X3 (IO)
1.67% 10/25/43
4
44,865,280 1,529,159
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K054, Class X1 (IO)
1.29% 01/25/26
4
51,788,335 1,269,273
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K055, Class X3 (IO)
1.70% 04/25/44
4
32,000,000 1,277,974
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K056, Class X1 (IO)
1.37% 05/25/26

54,151,118 1,540,686

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
25 / June 2023
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K057, Class X1 (IO)
1.30% 07/25/26
4
$ 118,968,846 $ 3,259,140
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K726, Class X1 (IO)
1.04% 04/25/24
4
101,321,329 396,921
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KC05, Class X1 (IO)
1.35% 06/25/27
4
85,661,038 2,320,823
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KC07, Class X1 (IO)
0.84% 09/25/26
4
82,557,454 1,289,205
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KF31, Class A
(LIBOR USD 1-Month plus 0.37%)
5.56% 04/25/24
2
814,672 813,700
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KIR1, Class X (IO)
1.17% 03/25/26
4
111,721,843 2,626,558
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KL05, Class X1HG (IO)
1.37% 12/25/27
4
49,531,000 1,976,201
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KS06, Class X (IO)
1.17% 08/25/26
4
64,818,499 1,373,977
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KS07, Class X (IO)
0.74% 09/25/25
4
99,635,512 1,257,111
FREMF Mortgage Trust,
Series 2019-KF71, Class B
(LIBOR USD 1-Month plus 2.30%)
7.49% 10/25/29
1,2
704,251 643,293
FREMF Mortgage Trust,
Series 2020-KF75, Class B
(LIBOR USD 1-Month plus 2.25%)
7.44% 12/25/29
1,2
1,616,530 1,467,749
Ginnie Mae,
Series 2011-152, Class IO (IO)
0.00% 08/16/51
4
4,661,011 60
Ginnie Mae,
Series 2012-112, Class IO (IO)
0.13% 02/16/53
4
22,789,831 67,257
Ginnie Mae,
Series 2012-78, Class IO (IO)
0.09% 06/16/52
4
30,820,950 21,565
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Ginnie Mae,
Series 2014-103, Class IO (IO)
0.19% 05/16/55
4
$ 14,167,658 $ 93,026
Ginnie Mae,
Series 2014-125, Class IO (IO)
0.91% 11/16/54
4
8,654,412 200,555
29,925,498
U.S. Agency Mortgage-Backed — 22.46%
Fannie Mae REMICS,
Series 2006-11, Class PS
(-3.67 X LIBOR USD 1-Month plus 24.57%, 24.57% Cap)
5.68% 03/25/36
2
10,809 12,331
Fannie Mae REMICS,
Series 2006-8, Class HJ (IO)
(-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)
1.45% 03/25/36
2
455,709 37,021
Fannie Mae REMICS,
Series 2007-52, Class LS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.05%, 6.05% Cap)
0.90% 06/25/37
2
24,453 1,082
Fannie Mae REMICS,
Series 2007-77, Class SK (IO)
(-1.00 X LIBOR USD 1-Month plus 5.87%, 5.87% Cap)
0.72% 08/25/37
2
48,839 3,509
Fannie Mae REMICS,
Series 2007-88, Class JI (IO)
(-1.00 X LIBOR USD 1-Month plus 6.45%, 6.45% Cap)
1.30% 04/25/37
2
514,521 40,911
Fannie Mae REMICS,
Series 2008-18, Class SM (IO)
(-1.00 X LIBOR USD 1-Month plus 7.00%, 7.00% Cap)
1.85% 03/25/38
2
34,118 1,548
Fannie Mae REMICS,
Series 2008-62, Class SN (IO)
(-1.00 X LIBOR USD 1-Month plus 6.20%, 6.20% Cap)
1.05% 07/25/38
2
63,287 3,597
Fannie Mae REMICS,
Series 2010-116, Class SE (IO)
(-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)
1.45% 10/25/40
2
27,311 2,387
Fannie Mae REMICS,
Series 2013-5, Class GF
(LIBOR USD 1-Month plus 1.10%)
5.00% 10/25/42
2
132,553 119,414
Fannie Mae REMICS,
Series 2014-49, Class CF
(LIBOR USD 1-Month plus 1.00%)
6.00% 07/25/43
2
4,570,881 4,443,198
Freddie Mac REMICS,
Series 3339, Class JS
(-6.50 X LIBOR USD 1-Month plus 42.84%, 42.84% Cap)
9.08% 07/15/37
2
7,012 9,323

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 26
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS,
Series 3404, Class AS (IO)
(-1.00 X LIBOR USD 1-Month plus 5.90%, 5.90% Cap)
0.70% 01/15/38
2
$ 33,012 $ 2,349
Freddie Mac REMICS,
Series 3439, Class SC (IO)
(-1.00 X LIBOR USD 1-Month plus 5.90%, 5.90% Cap)
0.71% 04/15/38
2
24,487 1,352
Freddie Mac REMICS,
Series 3885, Class PO (PO)
0.00% 11/15/33
11
9,786 8,151
Freddie Mac REMICS,
Series 4030, Class HS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.61%, 6.61% Cap)
1.42% 04/15/42
2
64,091 5,963
Freddie Mac REMICS,
Series 4993, Class OP (PO)
0.00% 10/25/58
11
1,994,063 1,785,557
Ginnie Mae (TBA)
4.50% 07/20/53 15,050,000 14,524,862
5.00% 07/20/53 7,150,000 7,026,551
Ginnie Mae,
Series 2011-146, Class EI (IO)
5.00% 11/16/41 60,155 10,706
Ginnie Mae,
Series 2011-70, Class IL (IO)
(-1.00 X LIBOR USD 1-Month plus 7.10%, 0.60% Cap)
0.60% 06/16/37
2
346,666 1,836
Ginnie Mae,
Series 2011-81, Class IC (IO)
(-1.00 X LIBOR USD 1-Month plus 6.72%, 0.62% Cap)
0.62% 07/20/35
2
411,870 4,437
Ginnie Mae,
Series 2013-135, Class CS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.20%, 6.20% Cap)
1.04% 09/16/43
2
1,361,234 126,554
Ginnie Mae,
Series 2017-136, Class IO (IO)
5.00% 09/20/47 263,469 54,961
UMBS (TBA)
2.00% 07/01/53 40,075,000 32,690,868
2.00% 08/01/53 63,475,000 51,816,428
2.50% 07/01/53 94,125,000 79,779,197
2.50% 08/01/53 29,075,000 24,679,678
3.00% 07/01/53 89,525,000 78,795,975
3.00% 08/01/53 36,825,000 32,447,716
3.50% 08/01/53 2,625,000 2,394,800
4.00% 07/01/53 46,500,000 43,633,682
4.50% 07/01/53 34,375,000 33,047,125
4.50% 08/01/53 48,325,000 46,490,160
5.00% 07/01/53 110,000,000 107,791,407
5.50% 07/01/53 62,375,000 62,094,749
623,889,385
Total Mortgage-Backed
(Cost $2,054,368,096) 1,784,814,414
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS — 0.32%*
Florida — 0.14%
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series B
2.81% 10/01/34 $ 1,000,000 $ 793,119
2.86% 10/01/35 1,750,000 1,370,813
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series D
3.35% 10/01/29 2,000,000 1,830,503
3,994,435
New York — 0.18%
Metropolitan Transportation Authority Revenue Bonds,
Transit Improvements, Series C2
5.18% 11/15/49 975,000 893,007
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Subseries
FI
3.95% 08/01/32 1,000,000 930,379
New York State Dormitory Authority Revenue Bonds,
University & College Improvements
5.29% 03/15/33 3,100,000 3,185,553
5,008,939
Total Municipal Bonds
(Cost $10,301,027) 9,003,374
U.S. TREASURY SECURITIES — 0.67%
U.S. Treasury Bonds — 0.67%
U.S. Treasury Bonds - Treasury Inflation Indexed Bonds
(WI)
1.25% 04/15/28
12
19,308,466 18,680,941
Total U.S. Treasury Securities
(Cost $19,289,522)
Total Bonds — 115.05%
(Cost $3,590,249,658)
3,195,592,793
Issues Shares Value
COMMON STOCK — 0.33%
Communications — 0.12%
Intelsat Emergence SA
3,5,6
(Luxembourg) 141,055 3,194,896
Electric — 0.00%
Homer City Holdings LLC
†,5,6
112,222 —
Financials — 0.21%
AGNC Investment Corp. 582,000 5,895,660
Total Common Stock
(Cost $17,377,911) 9,090,556
RIGHTS — 0.00%
Communications — 0.00%
Intelsat Jackson Holdings SA, Series
A
†,3,5,6,9
(Luxembourg) 14,771 —

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
27 / June 2023
Issues Shares Value
RIGHTS — 0.00% (continued)
Communications — 0.00% (continued)
Intelsat Jackson Holdings SA, Series
B
†,3,5,6,9
(Luxembourg) 14,771 $ —
—
Total Rights
(Cost $–) —
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 5.16%
Money Market Funds — 1.62%
Dreyfus Government Cash Management Fund
5.00%
13
17,485,000 17,485,000
Fidelity Investments Money Market Funds - Government
Portfolio
4.99%
13,14
2,094,059 2,094,059
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
5.02%
13
25,475,148 25,475,148
45,054,207
U.S. Agency Discount Notes — 1.24%
Federal Home Loan Bank
5.09%
15
10/18/23 $ 35,000,000 34,476,069
U.S. Treasury Bills — 2.30%
U.S. Cash Management Bills
4.90%
15
10/19/23 50,000,000 49,220,777
U.S. Treasury Bills
5.25%
15
10/26/23 15,000,000 14,751,106
63,971,883
Total Short-Term Investments
(Cost $143,571,572) 143,502,159
Total Investments - 120.54%
(Cost $3,751,199,141) 3,348,185,508
Net unrealized appreciation on unfunded commitments
- 0.00% 1,896
Liabilities in Excess of Other Assets - (20.54)% (570,582,079)
Net Assets - 100.00% $ 2,777,605,325
1
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2
Floating rate security. The rate disclosed was in effect at June 30, 2023.
3
Foreign denominated security issued by foreign domiciled entity.
4
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
5
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
6
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $19,500,873, which is 0.70% of total net assets.
7
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $52,522, at an interest rate of 8.70% and a maturity of February 15, 2029. The investment is accruing an unused commitment fee of
8.00% per annum.
8
Perpetual security with no stated maturity date.
9
Non-income producing security.
10
Security is currently in default with regard to scheduled interest or principal payments.
11
Zero coupon bond. The rate shown is the effective yield as of June 30, 2023.
12
Inflation protected security. Principal amount reflects original security face amount.
13
Represents the current yield as of June 30, 2023.
14
Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $274,074.
15
Represents annualized yield at date of purchase.
†
Fair valued security. The aggregate value of fair valued securities is $0, which is 0.00%
of total net assets. Fair valued securities were not valued utilizing an independent quote but were valued pursuant to guidelines approved by the Board of Trustees. See Notes to
Financial Statements.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(BKNT): Bank Note
(CLO): Collateralized Loan Obligation
(EDC): Economic Development Corporation
(EMTN): Euro Medium-Term Note
(EUR): Euro
(EURIBOR): Euro InterBank Offer Rate
(GBP): British Pound
(GMTN): Global Medium-Term Note
(IO): Interest Only
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(PO): Principal Only
(REIT): Real Estate Investment Trust
(SOFR): Secured Overnight Financing Rate
(STEP): Step Coupon Bond
(TBA): To-Be-Announced
(USD): U.S. Dollar
(WI): When Issued

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 28
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
GBP 66,000 USD 82,284 Goldman Sachs International 07/14/23 $ 1,634
USD 60,910,513 EUR 55,499,000 Citibank N.A. 07/14/23 316,931
USD 5,547,759 EUR 5,060,000 The Bank of New York Mellon 07/14/23 23,271
USD 366,656 EUR 334,000 Goldman Sachs International 07/14/23 1,996
343,832
EUR 1,398,059 USD 1,526,607 Citibank N.A. 07/06/23 (848)
EUR 3,287,000 USD 3,629,023 Citibank N.A. 07/14/23 (40,290)
USD 1,703,487 GBP 1,367,000 Goldman Sachs International 07/14/23 (34,635)
USD 313,447 GBP 249,000 Citibank N.A. 07/14/23 (3,153)
(78,926)
NET UNREALIZED APPRECIATION $ 264,906
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two-Year Note 4,096 09/29/23 $ 832,896,000 $ (12,347,612) $ (12,347,612)
U.S. Treasury Five-Year Note 3,358 09/29/23 359,620,813 (7,093,813) (7,093,813)
1,192,516,813 (19,441,425) (19,441,425)
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ten-Year Ultra Bond 3,228 09/20/23 (382,316,250) 3,945,075 3,945,075
U.S. Treasury Ultra Bond 893 09/20/23 (121,643,344) (1,329,284) (1,329,284)
Euro-Bobl Future 157 09/07/23 (19,819,619) 304,631 304,631
Euro-Bund Future 138 09/07/23 (20,135,627) 258,719 258,719
Euro-Buxl 30 Year 22 09/07/23 (3,350,679) (37,475) (37,475)
(547,265,519) 3,141,666 3,141,666
TOTAL FUTURES CONTRACTS $ 645,251,294 $ (16,299,759) $ (16,299,759)

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
29 / June 2023
Reference Obligation/Index
Financing
Rate Paid by
the Fund
Payment
Frequency
Implied
Credit Spread
at 06/30/23
1
Counterparty
Expiration
Date
Notional
Amount
(000's)
2
Value
3
Premiums
Paid
Unrealized
Appreciation
SWAPS: CREDIT DEFAULT (SALES) - SINGLE ISSUES
OTC
4
Berry Global, Inc., 5.63%, due
07/15/27 5.00% 3 Months 175
Credit Suisse
First Boston
International 12/20/23 $ 10,370 $ 176,534 $ 148,499 $ 28,035
1
An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swaps on corporate issues as of year-end serve as an indicator of the current status of the payment performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
2
The maximum potential amount for the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
3
The quoted market prices are resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of year-end. Increasing values
(buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
4
If the Fund is a seller of protection and credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection the amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
Received by the Fund Paid by the Fund
Description
Maturity
Date Rate Frequency Rate Frequency
Notional
Amount
(000's) Value
Premiums
Paid
Unrealized
Appreciation
SWAPS: INTEREST RATE
Interest Rate Swap
1
09/20/53
USD-SOFR-
COMPOUND Annual 3.00% Annual $ 10,984 $ 290,092 $ — $ 290,092
Interest Rate Swap
1
09/20/53
USD-SOFR-
COMPOUND Annual 3.00% Annual 10,038 265,107 — 265,107
TOTAL SWAPS CONTRACTS $ 21,022 $ 555,199 $ — $ 555,199
1
Centrally cleared.

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 30
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board" or the "Board of Trustees") has designated the Adviser as the "valuation designee" with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board. Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors selected and overseen by the valuation designee. Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the
Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued for the period at their fair value as determined by the Adviser in accordance with procedures approved by and under the general oversight of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods used by the Adviser for the period included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods used by the Adviser, the value of the security or asset was determined in good faith by the Adviser, as the valuation designee. When the Fund uses these fair valuation methods that use significant unobservable inputs to determine
NAV, securities will be priced by a method that the Adviser believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Adviser would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
31 / June 2023
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of June 30,
2023 is as follows:
UNCONSTRAINED BOND FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 45,054,207 $ — $ — $ 45,054,207
U.S. Agency Discount Notes — 34,476,069 — 34,476,069
U.S. Treasury Bills 63,971,883 — — 63,971,883
Long-Term Investments:
Asset-Backed Securities — 356,527,997 7,878,147 364,406,144
Bank Loans — 104,173,369 397,429 104,570,798
Common Stock 5,895,660 — 3,194,896 9,090,556
Corporates — 842,382,024 828,489 843,210,513
Foreign Government Obligations — 70,906,609 — 70,906,609
Mortgage-Backed Securities — 1,777,612,502 7,201,912 1,784,814,414
Municipal Bonds — 9,003,374 — 9,003,374
Rights — — — —
U.S. Treasury Securities — 18,680,941 — 18,680,941
Unfunded Commitments Appreciation — 1,896 — 1,896
Other Financial Instruments
*
Assets:
Credit contracts — 176,534 — 176,534
Foreign currency exchange contracts — 343,832 — 343,832
Interest rate contracts 4,508,425 555,199 — 5,063,624
Liabilities:
Foreign currency exchange contracts — (78,926) — (78,926)
Interest rate contracts (20,808,184) — — (20,808,184)
Total $ 98,621,991 $ 3,214,761,420 $ 19,500,873 $ 3,332,884,284
*Other financial instruments include foreign currency exchange contracts, futures and swaps. Credit contracts include swaps. Interest rate contracts include futures and swaps.

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 32
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended June 30, 2023 a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
UNCONSTRAINED
BOND FUND
ASSET-BACKED
SECURITIES
BANK
LOANS
COMMON
STOCK CORPORATES
CREDIT
DEFAULT
SWAPS
MORTGAGE-
BACKED
SECURITIES TOTAL
Balance as of
April 1, 2023 $ 8,213,942 $ 386,748 $ 3,667,430 $ 1,354,993 $ 93,403 $ 7,311,772 $ 21,028,288
Accrued discounts/
premiums — 59 — 37,988 (66,973) 29,948 1,022
Realized gain (loss) — — — — — — —
Change in unrealized
(depreciation)* (186,221) (11,211) (472,534) (564,492) (26,430) (139,808) (1,400,696)
Purchases — 21,833 — — — — 21,833
Sales (149,574) — — — — — (149,574)
Transfers into Level 3** — — — — — — —
Transfers out of Level 3** — — — — — — —
Balance as of
June 30, 2023
$ 7,878,147 $ 397,429 $ 3,194,896 $ 828,489 $ — $ 7,201,912 $ 19,500,873
*The change in unrealized appreciation (depreciation) on securities still held at June 30, 2023 was $(1,374,266) and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended June 30, 2023.
Significant unobservable valuations inputs for Level 3 investments as of June 30, 2023, are as follows:
UNCONSTRAINED BOND
FUND
FAIR VALUE AT
6/30/23
VALUATION
TECHNIQUE * UNOBSERVABLE INPUT RANGE
WEIGHTED
AVERAGE
INPUT TO
VALUATION
IF INPUT
INCREASES
Asset-Backed Securities $7,878,147 Broker Quote Offered Quote $88.03 $88.03 Increase
Bank Loans $397,429 Third-Party Vendor Vendor Prices $66.50 $66.50 Increase
Common Stock $— Broker Quote Offered Quote $— $— Increase
Common Stock $3,194,896 Third-Party Vendor Vendor Prices $22.65 $22.65 Increase
Corporate Securities $— Broker Quote Offered Quote $— $— Increase
Corporate Securities $828,489 Third-Party Vendor Vendor Prices $4.25 - $16.37 $12.32 Increase
Mortgage-Backed
Securities-Non-Agency $46,195 Third-Party Vendor Vendor Prices $0.52 - $4.37 $3.73 Increase
Mortgage-Backed Securities-
Non-Agency Commercial $7,155,717 Broker Quote Offered Quote $92.95 - $97.78 $95.79 Increase
Rights $— Broker Quote Offered Quote $— $— Increase
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.

Unconstrained Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
33 / June 2023
COMMITMENTS AND CONTINGENCIES
The Unconstrained Bond Fund had the following unfunded commitments and unrealized gain (loss) as of June 30, 2023:
UNCONSTRAINED BOND FUND
UNFUNDED COMMITMENTS MATURITY AMOUNT UNREALIZED GAIN
AthenaHealth Group, Inc., Delayed-Draw Term Loan B, 1st Lien February 2029 $ 52,522 $ 1,896
Total Unfunded Commitments $ 52,522 $ 1,896